UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Sovereign Investors Fund

Annual Report
10.31.10

Management’s discussion of
Fund performance

BY MFC Global Investment Management (U.S.), LLC

During the 12 months ended October 31, 2010, the S&P 500 Index finished with a return of 16.52%, while the average large-cap blend fund monitored by Morningstar, Inc. recorded a 15.61% result. After pushing above the 1,200 level in late April, the S&P 500 Index fell sharply during May and June, hampered in part by fresh concerns about sovereign debt in the eurozone, along with disappointing economic data in the United States. Those concerns eased in July, largely because of solid second quarter corporate earnings. The market was further supported later in the summer when the Federal Reserve Board indicated its intention to implement a second round of quantitative easing in an effort to lower interest rates further and stimulate U.S. economic activity. Stock prices responded quite positively to this announcement, rising steadily without a serious setback during the final two months of the period.

During the year, John Hancock Sovereign Investors Fund’s Class A shares returned 9.12% at net asset value. Stock selection in information technology, materials and health care worked against the Fund’s results, as did a combination of weak picks and an underweighting in the strong-performing consumer discretionary sector. In technology, underweighting Apple, Inc. and overweighting Hewlett-Packard Co. hindered Fund performance. Other detractors included energy services provider Halliburton Company, which was sold, DENTSPLY International, Inc., a supplier of products for the dental market, and brokerage holding The Charles Schwab Corp. Conversely, the Fund’s results were aided by security selection in utilities and an overweighting in industrials. Natural gas utility Questar Corp. saw healthy production growth from its exploration and production division, which was spun off as a separate company, QEP Resources, Inc. in July. Two holdings in the industrials sector, Emerson Electric Company and Caterpillar, Inc., also were notable contributors, along with Darden Restaurants, Inc. and an underweighted stake in Bank of America Corp. The last two stocks were sold from the Fund’s portfolio.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Sovereign Investors Fund | Annual report

A look at performance

For the period ended October 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception[2]	1-year	5-year	10-year	inception[2]

Class A	3.66	0.95	0.18	—	3.66	4.82	1.77	—

Class B	3.40	0.98	0.13	—	3.40	5.01	1.28	—

Class C	7.38	1.28	–0.01	—	7.38	6.55	–0.09	—

Class I1	9.56	2.48	—	3.17	9.56	13.04	—	24.10

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.31%, Class B — 2.01%, Class C — 2.01% and Class I — 0.79%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I shares prospectus.
2 From 12-1-03.

Annual report | Sovereign Investors Fund	7

A look at performance

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	10-31-00	$10,128	$10,128	$9,983

Class C2	10-31-00	9,991	9,991	9,983

Class I3	12-1-03	12,410	12,410	12,707

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of 10-31-10. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.
2 No contingent deferred sales charge applicable.
3 For certain types of investors, as described in the Fund’s Class I shares prospectus.

8	Sovereign Investors Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2010 with the same investment held until October 31, 2010.

	Account value	Ending value	Expenses paid during
	on 5-1-10	on 10-31-10	period ended 10-31-10[1]

Class A	$1,000.00	$970.90	$5.91

Class B	1,000.00	967.40	9.47

Class C	1,000.00	966.80	9.32

Class I	1,000.00	972.30	4.08

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Sovereign Investors Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2010, with the same investment held until October 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-10	on 10-31-10	period ended 10-31-10[1]

Class A	$1,000.00	$1,019.20	$6.06

Class B	1,000.00	1,015.60	9.70

Class C	1,000.00	1,015.70	9.55

Class I	1,000.00	1,021.10	4.18

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.19%, 1.91%, 1.88% and 0.82% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Sovereign Investors Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

International Business Machines Corp.	3.6%	United Technologies Corp.	2.8%

Exxon Mobil Corp.	3.4%	JPMorgan Chase & Company	2.5%

PepsiCo, Inc.	3.2%	General Electric Company	2.5%

Microsoft Corp.	3.1%	U.S. Bancorp	2.4%

Abbott Laboratories	2.8%	Illinois Tool Works, Inc.	2.4%

Sector Composition[2,3]

Information Technology	20%	Health Care	10%

Financials	17%	Materials	3%

Industrials	15%	Telecommunication Services	1%

Consumer Discretionary	11%	Utilities	1%

Consumer Staples	10%	Short-Term Investments & Other	2%

Energy	10%

1 As a percentage of net assets on 10-31-10. Cash and cash equivalents are not included in Top 10 Holdings.
2 As a percentage of net assets on 10-31-10.
3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Sovereign Investors Fund	11

Fund’s investments

As of 10-31-10

	Shares	Value
Common Stocks 98.18%		$558,394,264

(Cost $415,490,950)

Consumer Discretionary 11.04%		62,797,997

Auto Components 0.54%

Johnson Controls, Inc.	87,000	3,055,440

Hotels, Restaurants & Leisure 3.27%

Marriott International, Inc., Class A (L)	160,391	5,942,487

McDonald’s Corp.	163,000	12,676,510

Multiline Retail 1.99%

Target Corp.	218,000	11,322,920

Specialty Retail 3.56%

Lowe’s Companies, Inc.	269,000	5,737,770

Tiffany & Company (L)	63,000	3,339,000

TJX Companies, Inc.	243,000	11,151,270

Textiles, Apparel & Luxury Goods 1.68%

VF Corp.	115,000	9,572,600

Consumer Staples 10.59%		60,207,748

Beverages 3.25%

PepsiCo, Inc.	282,825	18,468,473

Food Products 2.10%

Archer-Daniels-Midland Company	358,000	11,928,560

Household Products 1.53%

The Procter & Gamble Company	137,000	8,709,090

Personal Products 1.48%

Avon Products, Inc.	276,000	8,404,200

Tobacco 2.23%

Philip Morris International, Inc.	217,050	12,697,425

Energy 10.04%		57,094,610

Energy Equipment & Services 0.98%

Helmerich & Payne, Inc. (L)	130,000	5,561,400

Oil, Gas & Consumable Fuels 9.06%

EOG Resources, Inc.	87,000	8,327,640

Exxon Mobil Corp.	290,000	19,276,300

Occidental Petroleum Corp.	140,000	11,008,200

Royal Dutch Shell PLC, ADR (L)	199,000	12,921,070

12	Sovereign Investors Fund | Annual report	See notes to financial statements

	Shares	Value
Financials 17.13%		$97,398,717

Capital Markets 6.16%

Franklin Resources, Inc.	98,000	11,240,600

State Street Corp.	210,000	8,769,600

T. Rowe Price Group, Inc. (L)	178,500	9,865,695

The Charles Schwab Corp.	334,000	5,143,600

Commercial Banks 4.18%

Cullen/Frost Bankers, Inc. (L)	193,000	10,120,920

U.S. Bancorp	565,000	13,661,700

Diversified Financial Services 2.52%

JPMorgan Chase & Company	380,740	14,327,246

Insurance 4.27%

Aflac, Inc.	117,400	6,561,486

Chubb Corp.	121,000	7,020,420

MetLife, Inc.	265,000	10,687,450

Health Care 9.92%		56,400,160

Health Care Equipment & Supplies 2.89%

Becton, Dickinson & Company	110,000	8,307,200

DENTSPLY International, Inc. (L)	258,000	8,098,620

Pharmaceuticals 7.03%

Abbott Laboratories	310,000	15,909,200

Johnson & Johnson	128,000	8,149,760

Merck & Company, Inc.	166,000	6,022,480

Teva Pharmaceutical Industries, Ltd., SADR	191,000	9,912,900

Industrials 14.91%		84,825,007

Aerospace & Defense 3.74%

General Dynamics Corp.	82,000	5,585,840

United Technologies Corp.	210,000	15,701,700

Electrical Equipment 2.25%

Emerson Electric Company	233,000	12,791,700

Industrial Conglomerates 4.61%

3M Company	144,000	12,127,680

General Electric Company	878,350	14,071,167

Machinery 4.31%

Caterpillar, Inc. (L)	140,200	11,019,720

Illinois Tool Works, Inc.	296,000	13,527,200

Information Technology 19.80%		112,601,053

Communications Equipment 2.13%

Cisco Systems, Inc. (I)	530,000	12,099,900

Computers & Peripherals 4.35%

Apple, Inc. (I)	39,600	11,914,452

EMC Corp. (I)	170,000	3,571,700

Hewlett-Packard Company	220,000	9,253,200

Internet Software & Services 4.92%

Google, Inc., Class A (I)	12,060	7,392,659

International Business Machines Corp.	143,300	20,577,880

See notes to financial statements	Annual report | Sovereign Investors Fund	13

			Shares	Value
IT Services 0.73%

Paychex, Inc.			150,000	$4,155,000

Semiconductors & Semiconductor Equipment 4.56%

Intel Corp.			500,000	10,035,000

Linear Technology Corp. (L)			291,000	9,378,930

Texas Instruments, Inc.			220,000	6,505,400

Software 3.11%

Microsoft Corp.			665,050	17,716,932

Materials 2.63%				14,977,852

Chemicals 1.06%

Praxair, Inc.			65,800	6,010,172

Containers & Packaging 0.47%

Bemis Company, Inc.			85,000	2,699,600

Metals & Mining 1.10%

Nucor Corp. (L)			164,000	6,268,080

Telecommunication Services 1.24%				7,068,000

Diversified Telecommunication Services 1.24%

AT&T, Inc.			248,000	7,068,000

Utilities 0.88%				5,023,120

Gas Utilities 0.88%

QEP Resources, Inc.			296,000	5,023,120

		Maturity
	Yield* (%)	date	Par value	Value

Short-Term Investments 9.81%				$55,784,570

(Cost $55,771,180)

Short-Term Securities 1.81%				10,300,000
Federal Home Loan Bank Discount Notes	0.100	11-01-10	$10,300,000	10,300,000

		Yield	Shares	Value
Securities Lending Collateral 8.00%				$45,484,570
John Hancock Collateral Investment Trust (W)		0.2626% (Y)	4,544,458	45,484,570

Total investments (Cost $471,262,130)† 107.99%				$614,178,834

Other assets and liabilities, net (7.99%)				($45,428,611)

Total net assets 100.00%				$568,750,223

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

14	Sovereign Investors Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 10-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 10-31-10, the aggregate cost of investment securities for federal income tax purposes was $472,662,791. Net unrealized appreciation aggregated $141,516,043, of which $147,448,448 related to appreciated investment securities and $5,932,405 related to depreciated investment securities.

See notes to financial statements	Annual report | Sovereign Investors Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $425,790,950) including
$44,786,590 of securities loaned (Note 2)	$568,694,264
Investments in affiliated issuers, at value (Cost $45,471,180) (Note 2)	45,484,570

Total investments, at value (Cost $471,262,130)	614,178,834
Cash	46,071
Receivable for investments sold	2,794,445
Receivable for fund shares sold	254,566
Dividends and interest receivable	612,462
Receivable for securities lending income	5,480
Other receivables and prepaid assets	143,891

Total assets	618,035,749

Liabilities

Payable for investments purchased	2,824,195
Payable for fund shares repurchased	618,097
Payable upon return of securities loaned (Note 2)	45,481,763
Payable to affiliates
Accounting and legal services fees	12,566
Transfer agent fees	149,138
Trustees’ fees	101,093
Other liabilities and accrued expenses	98,674

Total liabilities	49,285,526

Net assets

Capital paid-in	$457,358,877
Accumulated distributions in excess of net investment income	(73,787)
Accumulated net realized loss on investments	(31,451,571)
Net unrealized appreciation (depreciation) on investments	142,916,704

Net assets	$568,750,223

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($503,150,155 ÷ 33,680,372 shares)	$14.94
Class B ($25,251,815 ÷ 1,697,377 shares)[1]	$14.88
Class C ($16,584,711 ÷ 1,112,049 shares)[1]	$14.91
Class I ($23,763,542 ÷ 1,588,337 shares)	$14.96

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.73

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Sovereign Investors Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$12,845,598
Interest	184,927
Securities lending	85,880
Less foreign taxes withheld	(139,821)

Total investment income	12,976,584

Expenses

Investment management fees (Note 4)	3,397,379
Distribution and service fees (Note 4)	1,957,577
Accounting and legal services fees (Note 4)	109,087
Transfer agent fees (Note 4)	1,219,298
Trustees’ fees (Note 4)	49,772
State registration fees	77,917
Printing and postage	87,649
Professional fees	70,105
Custodian fees	82,044
Registration and filing fees	25,700
Other	32,978

Total expenses	7,109,506
Less expense reductions (Note 4)	(2,640)

Net expenses	7,106,866

Net investment income	5,869,718

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	13,384,481
Investments in affiliated issuers	(15,280)
13,369,201
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	28,861,541
Investments in affiliated issuers	897
28,862,438
Net realized and unrealized gain	42,231,639

Increase in net assets from operations	$48,101,357

See notes to financial statements	Annual report | Sovereign Investors Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-10	10-31-09
Increase (decrease) in net assets

From operations
Net investment income	$5,869,718	$5,445,754
Net realized gain (loss)	13,369,201	(36,860,963)
Change in net unrealized appreciation (depreciation)	28,862,438	70,587,105

Increase in net assets resulting from operations	48,101,357	39,171,896

Distributions to shareholders
From net investment income
Class A	(5,501,755)	(5,319,390)
Class B	(116,041)	(176,828)
Class C	(56,428)	(51,200)
Class I	(228,661)	(159,064)
Class R1	—	(371)

Total distributions	(5,902,885)	(5,706,853)

From Fund share transactions (Note 5)	(15,859,329)	(46,378,978)

Total increase (decrease)	26,339,143	(12,913,935)

Net assets

Beginning of year	542,411,080	555,325,015

End of year	$568,750,223	$542,411,080

Accumulated distributions in excess of net investment income	($73,787)	($81,937)

18	Sovereign Investors Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]

Per share operating performance

Net asset value, beginning of period	$13.84	$12.88	$18.29	$18.94	$18.51	$19.54
Net investment income[3]	0.16	0.14	0.16	0.21	0.20	0.18
Net realized and unrealized gain (loss)
on investments	1.10	0.96	(4.93)	1.29	2.51	0.27
Total from investment operations	1.26	1.10	(4.77)	1.50	2.71	0.45
Less distributions
From net investment income	(0.16)	(0.14)	(0.17)	(0.21)	(0.21)	(0.18)
From net realized gain	—	—	(0.47)	(1.94)	(2.07)	(1.30)
Total distributions	(0.16)	(0.14)	(0.64)	(2.15)	(2.28)	(1.48)
Net asset value, end of period	$14.94	$13.84	$12.88	$18.29	$18.94	$18.51
Total return (%)[4]	9.12[5]	8.75[5]	(26.71)[6]	7.83	14.67[5]	2.28[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$503	$491	$493	$758	$810	$818
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.22	1.34	1.20[7]	1.14	1.17	1.20
Expenses net of fee waivers
and credits	1.21	1.33	1.20[7]	1.14	1.16	1.19
Net investment income	1.09	1.13	1.19[7]	1.04	1.04	0.92
Portfolio turnover (%)	48	77[8]	64	46	36	30

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Annual report | Sovereign Investors Fund	19

CLASS B SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]

Per share operating performance

Net asset value, beginning of period	$13.78	$12.83	$18.23	$18.89	$18.46	$19.49
Net investment income[3]	0.06	0.06	0.06	0.07	0.07	0.04
Net realized and unrealized gain (loss)
on investments	1.10	0.95	(4.91)	1.28	2.50	0.27
Total from investment operations	1.16	1.01	(4.85)	1.35	2.57	0.31
Less distributions
From net investment income	(0.06)	(0.06)	(0.08)	(0.07)	(0.07)	(0.04)
From net realized gain	—	—	(0.47)	(1.94)	(2.07)	(1.30)
Total distributions	(0.06)	(0.06)	(0.55)	(2.01)	(2.14)	(1.34)
Net asset value, end of period	$14.88	$13.78	$12.83	$18.23	$18.89	$18.46
Total return (%)[4]	8.40[5]	7.95[5]	(27.14)[6]	7.05[5]	13.92[5]	1.57[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$25	$34	$43	$79	$111	$155
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.93	2.05	1.90[7]	1.85	1.87	1.90
Expenses net of fee waivers and credits	1.93	2.04	1.90[7]	1.84	1.86	1.89
Net investment income	0.41	0.46	0.47[7]	0.33	0.34	0.21
Portfolio turnover (%)	48	77[8]	64	46	36	30

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS C SHARES Period ended	10-31-10	10-31-09	10-31-081	12-31-07	12-31-06	12-31-052

Per share operating performance

Net asset value, beginning of period	$13.81	$12.86	$18.27	$18.92	$18.49	$19.52
Net investment income3	0.05	0.05	0.07	0.07	0.07	0.04
Net realized and unrealized gain (loss)
on investments	1.11	0.96	(4.93)	1.29	2.50	0.27
Total from investment operations	1.16	1.01	(4.86)	1.36	2.57	0.31
Less distributions
From net investment income	(0.06)	(0.06)	(0.08)	(0.07)	(0.07)	(0.04)
From net realized gain	—	—	(0.47)	(1.94)	(2.07)	(1.30)
Total distributions	(0.06)	(0.06)	(0.55)	(2.01)	(2.14)	(1.34)
Net asset value, end of period	$14.91	$13.81	$12.86	$18.27	$18.92	$18.49
Total return (%)4	8.385	7.935	(27.13)6	7.105	13.905	1.57

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$13	$9	$15	$15	$17
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.91	2.03	1.907	1.85	1.87	1.90
Expenses net of fee waivers and credits	1.91	2.02	1.907	1.84	1.86	1.89
Net investment income	0.38	0.39	0.487	0.34	0.34	0.21
Portfolio turnover (%)	48	778	64	46	36	30

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

20	Sovereign Investors Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]

Per share operating performance

Net asset value, beginning of period	$13.86	$12.90	$18.29	$18.93	$18.51	$19.54
Net investment income[3]	0.19	0.21	0.11	0.30	0.28	0.27
Net realized and unrealized gain (loss)
on investments	1.13	0.96	(4.81)	1.29	2.52	0.27
Total from investment operations	1.32	1.17	(4.70)	1.59	2.80	0.54
Less distributions
From net investment income	(0.22)	(0.21)	(0.22)	(0.29)	(0.31)	(0.27)
From net realized gain	—	—	(0.47)	(1.94)	(2.07)	(1.30)
Total distributions	(0.22)	(0.21)	(0.69)	(2.23)	(2.38)	(1.57)
Net asset value, end of period	$14.96	$13.86	$12.90	$18.29	$18.93	$18.51
Total return (%)	9.56	9.28	(26.36)[4]	8.35	15.21	2.76

Ratios and supplemental data

Net assets, end of period (in millions)	$24	$4	$10	—[5]	—[5]	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.81	0.82	0.73[6]	0.71	0.71	0.72
Expenses net of fee waivers and credits	0.81	0.82	0.73[6]	0.71	0.71	0.72
Net investment income	1.36	1.77	1.02[6]	1.54	1.44	1.40
Portfolio turnover (%)	48	77[7]	64	46	36	30

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Annual report | Sovereign Investors Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock Sovereign Investors Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital and income without assuming undue market risks.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Class R1 shares converted into Class A shares on August 21, 2009.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2010, by major security category or type:

22	Sovereign Investors Fund | Annual report

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$62,797,997	$62,797,997	—	—
Consumer Staples	60,207,748	60,207,748	—	—
Energy	57,094,610	57,094,610	—	—
Financials	97,398,717	97,398,717	—	—
Health Care	56,400,160	56,400,160	—	—
Industrials	84,825,007	84,825,007	—	—
Information Technology	112,601,053	112,601,053	—	—
Materials	14,977,852	14,977,852	—	—
Telecommunication
Services	7,068,000	7,068,000	—	—
Utilities	5,023,120	5,023,120	—	—
Short-Term Investments	55,784,570	45,484,570	$10,300,000	—

Total Investments in
Securities	$614,178,834	$603,878,834	$10,300,000	—

During the year ended October 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and

Annual report | Sovereign Investors Fund	23

compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended October 31, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $30,050,910 available to offset future net realized capital gains as of October 31, 2010 which expires on October 31, 2017.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended October 31, 2010 and October 31, 2009 was as follows: ordinary income of $5,902,885 and $5,706,853, respectively.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of October 31, 2010, the Fund has no distributable earnings on a tax basis.

24	Sovereign Investors Fund | Annual report

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net assets; (b) 0.55% of the next $750,000,000; (c) 0.50% of the next $1,000,000,000; and (d) 0.45% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended October 31, 2010 were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net assets.

In addition, the Adviser voluntarily waived certain other expenses. Accordingly, these expense reductions amounted to $2,414, $162 and $64 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2010.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended October 31, 2010 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Annual report | Sovereign Investors Fund	25

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $343,154 for the year ended October 31, 2010. Of this amount, $54,300 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $230,500 was paid as sales commissions to broker-dealers and $58,354 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2010, CDSCs received by the Distributor amounted to $38,177 and $3,943 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended October 31, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,514,257	$1,101,550
Class B	295,413	68,366
Class C	147,907	31,328
Class I	—	18,054
Total	$1,957,577	$1,219,298

26	Sovereign Investors Fund | Annual report

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates — trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended October 31, 2010 and October 31, 2009 were as follows:

	Year ended 10-31-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,074,457	$45,027,806	3,935,371	$46,639,807
Exchanged from Class R1	—	—	8,410	116,179
Distributions reinvested	345,693	5,057,323	407,337	4,894,896
Repurchased	(5,257,685)	(76,443,069)	(7,101,891)	(84,598,940)

Net decrease	(1,837,535)	($26,357,940)	(2,750,773)	($32,948,058)

Class B shares

Sold	210,960	$3,086,252	341,654	$4,114,298
Distributions reinvested	7,489	109,033	14,210	167,182
Repurchased	(955,774)	(14,044,616)	(1,269,972)	(15,231,074)

Net decrease	(737,325)	($10,849,331)	(914,108)	($10,949,594)

Class C shares

Sold	445,094	$6,514,489	481,451	$5,658,507
Distributions reinvested	3,406	49,599	3,750	44,725
Repurchased	(281,043)	(4,023,523)	(269,301)	(3,247,056)

Net increase	167,457	$2,540,565	215,900	$2,456,176

Class I shares

Sold	1,531,409	$22,498,762	1,343,681	$15,917,025
Distributions reinvested	14,533	211,673	13,395	154,023
Repurchased	(269,806)	(3,903,058)	(1,818,432)	(20,889,397)

Net increase (decrease)	1,276,136	$18,807,377	(461,356)	($4,818,349)

Class R1 shares

Sold	—	—	1,014	$11,273
Exchanged for Class A	—	—	(8,532)	(116,179)
Distributions reinvested	—	—	60	774
Repurchased	—	—	(1,289)	(15,021)

Net decrease	—	—	(8,747)	($119,153)

Net decrease	(1,131,267)	($15,859,329)	(3,919,084)	($46,378,978)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $262,143,440 and $278,137,287, respectively, for the year ended October 31, 2010.

Annual report | Sovereign Investors Fund	27

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Sovereign Investors Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Sovereign Investors Fund (the “Fund”) at October 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, subsequent to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

The financial highlights for the period ended December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2010

28	Sovereign Investors Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2010.

The Fund designates the maximum amount allowable for the corporate dividends received deduction for the fiscal year ended October 31, 2010.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Sovereign Investors Fund	29

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Sovereign Investors Fund (the Fund), a series of John Hancock Investment Trust (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, MFC Global Investment Management (U.S.), LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee B is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

30	Sovereign Investors Fund | Annual report

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Annual report | Sovereign Investors Fund	31

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index. The Board noted that the Fund generally tracks the performances of its Category and Peer Group medians and its benchmark index for the 1-, 3-, 5- and 10-year periods (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Sovereign Investors Fund	23.64%	–2.69%	1.57%	0.78%
S&P 500 Index	26.46%	–5.63%	0.42%	–0.95%
Large Blend Category Median	27.61%	–5.24%	0.62%	0.59%
Morningstar 15(c) Peer Group Median	28.14%	–4.41%	1.34%	0.78%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

32	Sovereign Investors Fund | Annual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6-10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was lower than the Category median and inline with the Peer Group median. The Board noted the following information about the Fund’s Gross and Net Expense Ratios in relation with the Fund’s Peer Group and Category:

EXPENSE RATIO		RELATION TO PEER GROUP	RELATION TO CATEGORY

Gross Expense Ratio (Class A)	1.34%	Slightly Higher	Higher
Net Expense Ratio (Class A)	1.33%	Higher	Slightly Higher

The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale,

Annual report | Sovereign Investors Fund	33

for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

34	Sovereign Investors Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (1997–1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	1992	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	1994	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Annual report | Sovereign Investors Fund	35

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	1979	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	1991	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

36	Sovereign Investors Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009);
Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (since 2005); Director, John Hancock Investment
Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
retail funds (since 2005); Member, Investment Company Institute Sales Force Marketing
Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock Trust
(since 2006); Senior Vice President, Product Management and Development, John Hancock Funds,
LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Annual report | Sovereign Investors Fund	37

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer, MFC
Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief
Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since
2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007); Managing Director and Treasurer, Scudder Funds, Deutsche Asset
Management (2003–2005).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock Closed-End Funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Trust (since 2010); Assistant Treasurer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009); Assistant
Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management Research
Company (2005–2007); Assistant Treasurer, Scudder Group of Funds (2003–2005); Director, Deutsche
Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Mr. McHaffie and Mr. Schiavone were appointed by the Board of Trustees effective 8-31-10.

38	Sovereign Investors Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.), LLC
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Sovereign Investors Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.	2900A 10/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/10

John Hancock
MUTUAL FUNDS

John Hancock
Balanced Fund

Annual Report
10.31.10

Management’s discussion of

Fund performance

By MFC Global Investment Management (U.S.), LLC

Both stocks and bonds posted solid results for the year ended October 31, 2010. The stock market was volatile for much of the year, rocked by concerns that China was overheating, the European sovereign debt crisis could spread and the economy might be headed for a double-dip recession. Stocks advanced until April and then became volatile until September, when they rallied sharply through the end of October amid talk that the Federal Reserve was ready to take added measures to stimulate economic growth. The S&P 500 Index closed the 12 months ended October 31, 2010 with a strong 16.52% gain. Bonds benefited as interest rates fell and investors looked for added yield. In this environment, corporate bonds beat government issues. The Barclays Capital U.S. Aggregate Bond Index ended the 12-month reporting period with an 8.01% gain.

John Hancock Balanced Fund’s Class A shares returned 11.61% at net asset value for the 12 months ended October 31, 2010. This performance lagged the peer group, the Morningstar, Inc. moderate allocation fund category, which returned an average of 13.52% over this period. The Fund had roughly 60% in equities and 40% in bonds, cash and other investments. The equity portfolio trailed the benchmark S&P 500 Index due to disappointing stock selection. Technology, materials and health care stocks added to results, but industrials, consumer staples and financials detracted. Top contributors included software company Intuit, Inc., which benefited from market share gains and strong product positioning. Among detractors was Southwestern Energy Company, an exploration and production company hurt by depressed natural gas prices. The fixed-income portfolio performed roughly in line with the Fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index. An overweight in corporate bonds and a bias toward issues with 5- to 10-year maturities helped performance, while having a sizable cash position and below-average sensitivity to falling interest rates impeded results.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Balanced Fund | Annual report

A look at performance

For the period ended October 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)				SEC 30-day
	with maximum sales charge (POP)				with maximum sales charge (POP)				yield (%)

				Since				Since	as of
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	10-31-10

Class A	6.04	6.71	3.95	—	6.04	38.37	47.37	—	0.86

Class B	5.86	6.75	3.90	—	5.86	38.64	46.55	—	0.21

Class C	9.85	7.07	3.76	—	9.85	40.71	44.68	—	0.21

Class I2	12.14	8.28	—	6.41[1]	12.14	48.82	—	71.38[1]	1.27

Class R1[2,3]	11.32	7.45	4.17	—	11.32	43.21	50.44	—	0.59

Class R3[2,3]	11.41	7.55	4.27	—	11.41	43.93	51.94	—	0.77

Class R4[2,3]	11.71	7.87	4.58	—	11.71	46.07	56.54	—	0.93

Class R5[2,3]	12.09	8.20	4.90	—	12.09	48.27	61.30	—	1.23

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-11 for Class R1, Class R3, Class R4 and Class R5 shares. The net expenses are as follows: Class R1 — 1.63%, Class R3 — 1.53%, Class R4 — 1.23% and Class R5 — 0.93%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R1 — 2.85%, Class R3 — 2.80%, Class R4 — 1.83% and Class R5 — 2.04%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.21%, Class B — 1.91%, Class C — 1.91% and Class I — 0.76%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 3-1-02.
2 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5
shares prospectuses.
3 10-5-92 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1,
Class R3, Class R4 and Class R5 shares is 9-8-08. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

Annual report | Balanced Fund	7

A look at performance

			With
	Period	Without	maximum
	beginning	sales charge	sales charge	Index 1	Index 2	Index 3

Class B3	10-31-00	$14,655	$14,655	$9,983	$18,560	$18,688

Class C3	10-31-00	14,468	14,468	9,983	18,560	18,688

Class I4	3-1-02	17,138	17,138	12,385	16,311	16,429

Class R1[4,5]	10-31-00	15,044	15,044	9,983	18,560	18,688

Class R3[4,5]	10-31-00	15,194	15,194	9,983	18,560	18,688

Class R4[4,5]	10-31-00	15,654	15,654	9,983	18,560	18,688

Class R5[4,5]	10-31-00	16,130	16,130	9,983	18,560	18,688

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, as of 10-31-10. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Barclays Capital Government/Credit Bond Index — Index 3 — is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.
2 Effective 12-9-09, the Fund replaced the Barclays Capital Government/Credit Index with the Barclays Capital
U.S. Aggregate Bond Index, which better reflects that portion of the Fund’s investment strategy of investing in fixed-income securities.
3 No contingent deferred sales charge applicable.
4 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5
shares prospectuses.
5 10-5-92 is the inception date for the oldest Class of shares, Class A shares. The inception date for Class R1,
Class R3, Class R4 and Class R5 shares is 9-8-08. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

8	Balanced Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2010 with the same investment held until October 31, 2010.

	Account value	Ending value on	Expenses paid during
	on 5-1-10	10-31-10	period ended 10-31-10[1]

Class A	$1,000.00	$1,019.60	$6.06

Class B	1,000.00	1,016.10	9.55

Class C	1,000.00	1,016.10	9.55

Class I	1,000.00	1,022.40	3.72

Class R1	1,000.00	1,018.80	7.07

Class R3	1,000.00	1,019.80	6.31

Class R4	1,000.00	1,020.30	5.45

Class R5	1,000.00	1,022.20	3.77

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Balanced Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2010, with the same investment held until October 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 5-1-10	10-31-10	period ended 10-31-10[1]

Class A	$1,000.00	$1,019.20	$6.06

Class B	1,000.00	1,015.70	9.55

Class C	1,000.00	1,015.70	9.55

Class I	1,000.00	1,021.50	3.72

Class R1	1,000.00	1,018.20	7.07

Class R3	1,000.00	1,019.00	6.31

Class R4	1,000.00	1,019.80	5.45

Class R5	1,000.00	1,021.50	3.77

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.19%, 1.88%, 1.88%, 0.73%, 1.39%, 1.24%, 1.07% and 0.74% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Balanced Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Microsoft Corp.	3.9%	Hewlett-Packard Company	1.6%

Suncor Energy, Inc.	2.0%	Barrick Gold Corp.	1.5%

QUALCOMM, Inc.	2.0%	Treasury Inflation Protected Securities,
		2.00%, 1-15-14	1.5%
Google, Inc., Class A	1.7%
		Denbury Resources, Inc.	1.5%
Dell, Inc.	1.6%

Apple, Inc.	1.6%

Sector Composition[2,3]

Financials	16%	Materials	6%

Information Technology	15%	Health Care	5%

U.S. Government & Agency	14%	Utilities	3%

Energy	10%	Mortgage Bonds Obligations	2%

Industrials	9%	Telecommunication Services	1%

Consumer Staples	8%	Short-Term Investments & Other	4%

Consumer Discretionary	7%

1 As a percentage of net assets on 10-31-10. Cash and cash equivalents are not included in Top 10 Holdings.
2 As a percentage of net assets on 10-31-10.
3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Balanced Fund	11

Fund’s investments

As of 10-31-10

	Shares	Value
Common Stocks 59.97%		$729,199,807

(Cost $619,460,190)

Consumer Discretionary 5.99%		72,806,410

Diversified Consumer Services 0.28%

Apollo Group, Inc., Class A (I)	89,253	3,345,202

Hotels, Restaurants & Leisure 0.31%

McDonald’s Corp.	47,650	3,705,741

Household Durables 0.54%

Pulte Group, Inc. (I)(L)	841,330	6,604,441

Media 1.80%

News Corp., Class B (L)	783,283	12,595,191

Sirius XM Radio, Inc. (I)(L)	6,244,520	9,335,557

Specialty Retail 2.02%

Best Buy Company, Inc. (L)	225,613	9,696,847

Staples, Inc.	727,862	14,899,335

Textiles, Apparel & Luxury Goods 1.04%

NIKE, Inc., Class B (L)	155,011	12,624,096

Consumer Staples 5.60%		68,129,237

Beverages 0.61%

PepsiCo, Inc.	113,590	7,417,427

Food & Staples Retailing 2.58%

CVS Caremark Corp.	409,554	12,335,766

The Kroger Company	317,184	6,978,048

Walgreen Company	354,984	12,026,858

Food Products 1.30%

Archer-Daniels-Midland Company	371,178	12,367,651

Ralcorp Holdings, Inc. (I)	56,346	3,496,833

Household Products 1.11%

The Procter & Gamble Company	212,469	13,506,654

Energy 8.04%		97,694,308

Energy Equipment & Services 1.19%

Baker Hughes, Inc. (L)	95,981	4,446,800

Schlumberger, Ltd.	108,039	7,550,846

Weatherford International, Ltd. (I)	148,264	2,492,318

12	Balanced Fund | Annual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels 6.85%

Brazil Ethanol, Inc. (I)(S)	111,100	$1,111

CONSOL Energy, Inc.	204,709	7,525,103

Denbury Resources, Inc. (I)(L)	1,049,016	17,854,252

EQT Corp.	188,630	7,062,307

OGX Petroleo e Gas Participacoes SA (I)	935,366	12,278,639

Southwestern Energy Company (I)	353,843	11,977,586

Suncor Energy, Inc.	765,429	24,501,382

The Williams Companies, Inc.	93,121	2,003,964

Financials 7.91%		96,222,754

Capital Markets 3.93%

Franklin Resources, Inc.	78,905	9,050,404

Lazard, Ltd., Class A	300,294	11,080,849

Morgan Stanley	214,892	5,344,364

State Street Corp.	95,693	3,996,140

The Charles Schwab Corp. (L)	836,467	12,881,592

The Goldman Sachs Group, Inc.	33,801	5,440,271

Diversified Financial Services 1.30%

Bank of America Corp.	803,947	9,197,154

JPMorgan Chase & Company	174,674	6,572,983

Insurance 2.68%

ACE, Ltd.	93,153	5,535,151

Berkshire Hathaway, Inc., Class B (I)	114,406	9,102,141

MetLife, Inc.	247,627	9,986,797

Prudential Financial, Inc.	152,813	8,034,908

Health Care 4.54%		55,189,598

Biotechnology 1.77%

Amgen, Inc. (I)	260,071	14,873,460

Cephalon, Inc. (I)(L)	100,656	6,687,585

Health Care Providers & Services 0.82%

Laboratory Corp. of America Holdings (I)(L)	39,906	3,245,156

McKesson Corp.	100,713	6,645,044

Pharmaceuticals 1.95%

Abbott Laboratories	166,088	8,523,636

Pfizer, Inc.	826,451	14,380,247

Shire PLC, ADR	11,904	834,470

Industrials 6.86%		83,379,625

Aerospace & Defense 0.74%

Honeywell International, Inc.	192,489	9,068,157

Commercial Services & Supplies 2.50%

Iron Mountain, Inc. (L)	596,545	12,998,716

Republic Services, Inc.	582,205	17,355,531

Electrical Equipment 0.43%

ABB, Ltd., SADR (L)	255,096	5,277,936

Industrial Conglomerates 1.51%

Textron, Inc. (L)	522,683	10,882,260

Tyco International, Ltd.	194,065	7,428,808

See notes to financial statements	Annual report | Balanced Fund	13

	Shares	Value
Machinery 0.93%

Deere & Company	76,229	$5,854,387

Illinois Tool Works, Inc.	118,859	5,431,856

Professional Services 0.75%

Verisk Analytics, Inc., Class A (I)	304,662	9,081,974

Information Technology 14.48%		176,073,420

Communications Equipment 2.01%

QUALCOMM, Inc.	542,190	24,469,035

Computers & Peripherals 4.81%

Apple, Inc. (I)	65,221	19,623,042

Dell, Inc. (I)	1,381,804	19,870,342

Hewlett-Packard Company	450,449	18,945,885

Electronic Equipment, Instruments & Components 0.33%

Corning, Inc.	216,595	3,959,357

Internet Software & Services 1.70%

Google, Inc., Class A (I)	33,804	20,721,514

Software 5.63%

Adobe Systems, Inc. (I)(L)	216,535	6,095,460

Intuit, Inc. (I)(L)	312,967	15,022,416

Microsoft Corp.	1,778,017	47,366,369

Materials 4.59%		55,863,708

Chemicals 1.62%

Ecolab, Inc. (L)	267,353	13,185,850

Monsanto Company	109,434	6,502,568

Containers & Packaging 0.66%

Owens-Illinois, Inc. (I)	286,900	8,041,807

Metals & Mining 2.31%

Avalon Rare Metals, Inc. (I)	938,031	4,184,764

Barrick Gold Corp.	378,551	18,204,518

Franco-Nevada Corp.	43,118	1,487,294

Freeport-McMoRan Copper & Gold, Inc.	44,961	4,256,907

Utilities 1.96%		23,840,747

Electric Utilities 1.09%

Electricite de France	208,313	9,551,884

PPL Corp. (L)	137,137	3,688,985

Water Utilities 0.87%

American Water Works Company, Inc.	443,881	10,599,878

	Shares	Value
Preferred Securities 0.11%		$1,343,372

(Cost $1,154,100)

Energy 0.11%		1,343,372
Apache Corp., Series D, 6.000% (L)	23,082	1,343,372

14	Balanced Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government & Agency Obligations 14.29%				$173,730,869

(Cost $167,627,776)

U.S. Government 7.89%				95,918,889

Treasury Inflation Protected Securities
Note (D)	2.500	07-15-16	$2,161,740	2,488,366
Note (D)	2.000	01-15-14	16,538,900	17,887,846

U.S. Treasury Bonds
Bond	6.000	02-15-26	2,500,000	3,297,655
Bond	4.500	08-15-39	5,000,000	5,440,625

U.S. Treasury Notes
Note	2.625	08-15-20	7,000,000	$7,007,658
Note	2.375	03-31-16	16,000,000	16,863,744
Note	1.875	06-30-15	11,170,000	11,576,655
Note	1.750	08-15-12	14,090,000	14,449,408
Note	1.250	08-31-15	5,775,000	5,809,292
Note	1.250	09-30-15	11,045,000	11,097,640

U.S. Government Agency 6.40%				77,811,980

Federal Farm Credit Bank	3.000	12-22-14	3,000,000	3,011,943

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru Ctf	4.500	11-01-24	1,973,626	2,084,197
30 Yr Pass Thru Ctf	6.500	06-01-37	309,347	341,333
30 Yr Pass Thru Ctf	6.500	10-01-37	592,124	652,239
30 Yr Pass Thru Ctf	6.500	11-01-37	1,101,670	1,218,679
30 Yr Pass Thru Ctf	6.500	12-01-37	549,803	605,278
30 Yr Pass Thru Ctf	6.500	12-01-37	374,761	412,809
30 Yr Pass Thru Ctf	6.500	02-01-38	366,503	405,315
30 Yr Pass Thru Ctf	6.500	03-01-38	1,127,154	1,240,882
30 Yr Pass Thru Ctf	6.500	04-01-38	1,041,710	1,148,032
30 Yr Pass Thru Ctf	6.500	04-01-39	2,206,494	2,429,125
30 Yr Pass Thru Ctf	6.500	09-01-39	993,495	1,092,495
30 Yr Pass Thru Ctf	4.000	09-01-40	603,390	621,854

Federal National Mortgage Association
15 Yr Pass Thru Ctf	7.000	07-01-11	5,016	5,093
15 Yr Pass Thru Ctf	6.500	08-01-16	14,287	15,595
15 Yr Pass Thru Ctf	5.500	08-01-22	2,286,156	2,479,498
15 Yr Pass Thru Ctf	5.500	01-01-23	2,104,514	2,279,206
15 Yr Pass Thru Ctf	4.500	12-01-17	251,129	267,884
15 Yr Pass Thru Ctf	4.500	03-01-23	2,749,940	2,919,364
15 Yr Pass Thru Ctf	4.000	07-01-24	4,764,068	4,996,471
30 Yr Pass Thru Ctf	8.000	01-01-31	7,008	8,050
30 Yr Pass Thru Ctf	7.500	04-01-31	7,982	9,125
30 Yr Pass Thru Ctf	7.000	06-01-31	7,831	8,814
30 Yr Pass Thru Ctf	7.000	06-01-32	3,946	4,443
30 Yr Pass Thru Ctf	6.500	07-01-36	920,271	1,020,818
30 Yr Pass Thru Ctf	5.500	08-01-37	5,768,086	6,241,259
30 Yr Pass Thru Ctf	5.000	09-01-40	4,638,567	4,924,829
30 Yr Pass Thru Ctf	4.896	12-01-38	421,934	445,523
Note	6.000	05-15-11	1,500,000	1,546,581
Note	5.125	04-15-11	1,000,000	1,023,011
Note	2.750	03-13-14	9,000,000	9,593,136
Note	2.050	01-28-13	10,000,000	10,031,280

Financing Corp.
Bond	9.650	11-02-18	1,790,000	2,702,556

See notes to financial statements	Annual report | Balanced Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Government National Mortgage Association
15 Yr Pass Thru Ctf	5.500	08-15-23	$4,359,276	$4,746,505
30 Yr Pass Thru Ctf	9.000	04-15-21	1,539	1,781
30 Yr Pass Thru Ctf	6.500	04-15-29	98,103	110,134
30 Yr Pass Thru Ctf	5.500	07-20-38	1,753,694	1,901,456
30 Yr Pass Thru Ctf	5.500	09-15-38	4,108,981	4,457,770

New Valley Generation II
Pass Thru Ctf Ser 2001	5.572	05-01-20	719,649	807,617

Corporate Bonds 19.48%				$236,881,246

(Cost $211,786,481)

Consumer Discretionary 1.08%				13,175,630

Auto Components 0.09%

Allison Transmission, Inc. (S)	11.000	11-01-15	$1,000,000	1,085,000

Hotels, Restaurants & Leisure 0.08%

Isle of Capri Casinos, Inc.	7.000	03-01-14	1,000,000	947,500

Media 0.82%

Comcast Cable Communications Holdings, Inc.	8.375	03-15-13	729,000	843,843

DirecTV Holdings LLC	7.625	05-15-16	2,000,000	2,240,000

Time Warner Cable, Inc.	6.750	07-01-18	4,000,000	4,800,652

Viacom, Inc.	7.875	07-30-30	1,770,000	2,091,135

Multiline Retail 0.09%

Macy’s Retail Holdings, Inc.	8.375	07-15-15	1,000,000	1,167,500

Consumer Staples 2.01%				24,495,664

Beverages 0.59%

Anheuser-Busch InBev Worldwide, Inc. (S)	7.200	01-15-14	5,000,000	5,862,065

PepsiCo, Inc.	7.900	11-01-18	1,000,000	1,340,807

Food & Staples Retailing 0.15%

CVS Caremark Corp. (6.302% to 6-1-12,
then 3 month LIBOR + 2.065%)	6.302	06-01-37	2,000,000	1,855,000

Food Products 0.56%

Kraft Foods, Inc.	6.125	08-23-18	4,000,000	4,727,916

Ralcorp Holdings Corp.	4.950	08-15-20	2,000,000	2,089,730

Household Products 0.53%

Clorox Company	5.000	03-01-13	5,000,000	5,435,180

Yankee Acquisition Corp.	8.500	02-15-15	1,000,000	1,038,750

Tobacco 0.18%

Lorillard Tobacco Company	6.875	05-01-20	2,000,000	2,146,216

Energy 1.89%				23,017,517

Energy Equipment & Services 0.21%

MidAmerican Energy Holdings Company	8.480	09-15-28	2,000,000	2,566,696

Oil, Gas & Consumable Fuels 1.68%

Anadarko Petroleum Corp.	6.375	09-15-17	2,185,000	2,427,507

Duke Capital LLC	5.668	08-15-14	5,000,000	5,606,230

Kinder Morgan Energy Partners LP	5.950	02-15-18	5,000,000	5,714,460

Marathon Oil Canada Corp.	8.375	05-01-12	1,000,000	1,097,883

NuStar Logistics LP	4.800	09-01-20	1,045,000	1,062,927

Plains All American Pipeline LP	4.250	09-01-12	2,000,000	2,098,838

Shell International Finance BV	6.375	12-15-38	2,000,000	2,442,976

16	Balanced Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Financials 7.60%				$92,352,821

Capital Markets 1.42%

Credit Suisse New York	5.300	08-13-19	$3,000,000	3,329,439

Macquarie Group, Ltd. (S)	6.000	01-14-20	3,000,000	3,126,201

Morgan Stanley	6.000	04-28-15	5,000,000	5,557,675

The Goldman Sachs Group, Inc.	6.750	10-01-37	1,000,000	1,049,871

The Goldman Sachs Group, Inc.	5.375	03-15-20	4,000,000	4,232,296

Commercial Banks 1.86%

Australia & New Zealand Banking Group,
Ltd. (S)	5.100	01-13-20	2,160,000	2,358,541

Barclays Bank PLC	5.140	10-14-20	1,365,000	1,350,108

Barclays Bank PLC	5.125	01-08-20	3,000,000	3,249,903

Commonwealth Bank of Australia (S)	5.000	03-19-20	2,725,000	2,971,395

PNC Funding Corp.	4.250	09-21-15	2,000,000	2,162,880

State Bank of India/London (S)	4.500	07-27-15	1,600,000	1,671,398

Wachovia Corp.	5.750	02-01-18	3,000,000	3,404,178

Westpac Banking Corp.	4.875	11-19-19	5,000,000	5,435,200

Consumer Finance 0.45%

Capital One Financial Corp.	7.375	05-23-14	1,000,000	1,169,024

Discover Bank	7.000	04-15-20	2,000,000	2,207,380

SLM Corp.	8.450	06-15-18	2,000,000	2,095,256

Diversified Financial Services 1.98%

Bank of America Corp.	5.650	05-01-18	4,000,000	4,209,936

Beaver Valley Funding	9.000	06-01-17	662,000	734,191

Citigroup, Inc.	6.125	05-15-18	4,000,000	4,460,480

ERAC USA Finance Company (S)	6.375	10-15-17	700,000	818,784

GE Capital Trust I (6.375% to 11-15-17,
then 3 month LIBOR + 2.290%)	6.375	11-15-67	1,000,000	988,750

General Electric Capital Corp., Series A	6.125	02-22-11	1,000,000	1,017,209

International Lease Finance Corp. (S)	7.125	09-01-18	1,455,000	1,600,500

JPMorgan Chase & Company	4.650	06-01-14	2,000,000	2,182,604

Mellon Funding Corp.	5.500	11-15-18	3,000,000	3,400,830

Merrill Lynch & Company, Inc.	7.750	05-14-38	1,000,000	1,092,888

The Bear Stearns Companies LLC	7.250	02-01-18	1,000,000	1,220,192

The Bear Stearns Companies LLC	6.400	10-02-17	2,000,000	2,332,488

Insurance 0.67%

Aflac, Inc.	8.500	05-15-19	1,500,000	1,920,516

American International Group, Inc.	5.850	01-16-18	2,000,000	2,115,000

CNA Financial Corp.	6.500	08-15-16	3,675,000	4,069,258

Real Estate Investment Trusts 1.22%

AMB Property LP	6.625	12-01-19	1,000,000	1,132,408

Boston Properties LP	5.875	10-15-19	3,000,000	3,384,453

Duke Realty LP	5.950	02-15-17	2,000,000	2,158,864

ProLogis	6.625	05-15-18	2,000,000	2,148,386

Simon Property Group LP	4.375	03-01-21	2,000,000	2,049,174

Vornado Realty Trust	4.250	04-01-15	3,805,000	3,945,165

See notes to financial statements	Annual report | Balanced Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Health Care 0.93%				$11,261,846

Health Care Equipment & Supplies 0.04%

Covidien International Finance SA	6.000	10-15-17	$380,000	449,931

Health Care Providers & Services 0.28%

Express Scripts, Inc.	6.250	06-15-14	3,000,000	3,458,778

Pharmaceuticals 0.61%

Abbott Laboratories	5.600	11-30-17	1,000,000	1,189,861

Roche Holdings, Inc. (S)	5.000	03-01-14	2,250,000	2,524,048

Schering-Plough Corp.	6.000	09-15-17	3,000,000	3,639,228

Industrials 1.47%				17,888,972

Airlines 0.14%

Delta Air Lines, Inc.	6.821	08-10-22	$1,625,117	1,755,126

Building Materials 0.18%

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	2,000,000	2,202,500

Industrial Conglomerates 0.66%

Koninklijke (Royal) Philips Electronics N.V.	5.750	03-11-18	5,000,000	5,843,090

Textron, Inc.	6.200	03-15-15	2,000,000	2,230,422

Road & Rail 0.29%

Burlington Northern Santa Fe Corp.	5.750	03-15-18	2,000,000	2,320,090

Union Pacific Corp.	5.750	11-15-17	1,000,000	1,167,530

Trading Companies & Distributors 0.20%

GATX Corp.	8.750	05-15-14	2,000,000	2,370,214

Information Technology 0.68%				8,244,663

Computers & Peripherals 0.45%

Hewlett-Packard Company	4.500	03-01-13	5,000,000	5,412,845

IT Services 0.23%

International Business Machines Corp.	8.000	10-15-38	2,000,000	2,831,818

Materials 1.51%				18,306,105

Chemicals 0.50%

E.I. Du Pont de Nemours & Company	5.875	01-15-14	340,000	389,680

Ecolab, Inc.	4.875	02-15-15	5,000,000	5,598,055

Metals & Mining 0.61%

ArcelorMittal	9.850	06-01-19	2,000,000	2,580,176

Commercial Metals Company	7.350	08-15-18	2,500,000	2,659,150

Nucor Corp.	5.000	06-01-13	2,000,000	2,188,152

Paper & Forest Products 0.40%

International Paper Company	7.950	06-15-18	4,000,000	4,890,892

Telecommunication Services 0.77%				9,361,378

Diversified Telecommunication Services 0.57%

Telecom Italia Capital SA	6.175	06-18-14	1,000,000	1,117,363

Verizon Communications, Inc.	5.550	02-15-16	5,000,000	5,871,875

Wireless Telecommunication Services 0.20%

America Movil SAB de CV	5.000	03-30-20	2,170,000	2,372,140

18	Balanced Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Utilities 1.54%				$18,776,650

Electric Utilities 0.84%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	$2,000,000	2,097,990

Appalachian Power Company	4.950	02-01-15	3,000,000	3,338,913

Duke Energy Carolinas LLC	5.250	01-15-18	1,000,000	1,150,830

Florida Power Corp.	5.800	09-15-17	1,205,000	1,428,365

Kansas City Power & Light Company	6.500	11-15-11	1,000,000	1,050,647

Oncor Electric Delivery Company LLC (S)	5.750	09-30-20	1,000,000	1,114,932

Independent Power Producers & Energy Traders 0.13%

AES Eastern Energy LP	9.000	01-02-17	1,516,960	1,592,808

Multi-Utilities 0.57%

Pacific Gas & Electric Company	5.625	11-30-17	5,000,000	5,795,720

Sempra Energy	6.500	06-01-16	1,000,000	1,206,445

Collateralized Mortgage Obligations 1.93%				$23,510,991

(Cost $23,962,356)

Commercial & Residential 1.33%				16,183,026

Commercial Mortgage Pass
Through Certificates
Series 2007-C9, Class A4 (P)	5.814	12-10-49	$3,000,000	3,249,125

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM (P)	5.872	04-15-45	2,000,000	1,990,658
Series 2007-CB18, Class A4	5.440	06-12-47	2,000,000	2,110,982

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	2,000,000	2,017,406
Series 2007-C2, Class A3	5.430	02-15-40	2,195,000	2,315,264

Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.437	03-12-44	4,475,000	4,499,591

U.S. Government Agency 0.60%				7,327,965

Federal Home Loan Mortgage Corp.
Series 3545, Class PA	4.000	06-15-39	1,862,198	1,925,787

Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05-25-39	10,433,545	1,614,823
Series 398, Class C3 IO	4.500	05-25-39	6,062,254	843,782
Series 402, Class 4 IO	4.000	10-25-39	11,087,620	1,992,909

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	9,274,770	950,664

Asset Backed Securities 0.62%				$7,603,135

(Cost $7,551,153)

Asset Backed Securities 0.62%				7,603,135

BMW Vehicle Lease Trust
Series 2009-1, Class A3	2.910	03-15-12	$3,668,352	3,704,198

Dominos Pizza Master Issuer LLC (S)
Series 2007-1, Class M1	7.629	04-25-37	1,000,000	962,150

Novastar Home Equity Loan (P)
Series 2004-4, Class M3	1.336	03-25-35	3,200,000	2,936,787

See notes to financial statements	Annual report | Balanced Fund	19

			Shares	Value
Warrants 0.05%				$593,619

(Cost $355,034)
Avalon Rare Metals, Inc. (Expiration Date 9-30-11; Strike Price: CAD 3.60) (I)			366,949	546,880

Boise, Inc. (Expiration Date 6-18-11; Strike Price: $7.50) (I)			70,816	46,739

		Maturity
	Yield(%)*	date	Par value	Value
Short-Term Investments 11.92%				$144,901,419

(Cost $144,885,141)

Repurchase Agreement 0.42%				5,059,000
Repurchase Agreement with State Street Corp.
dated 10-29-10 at 0.010% to be repurchased
at $5,059,004 on 11-1-10, collateralized
by $5,170,000 Federal National Mortgage
Association, 0.010% due 4-25-11 (valued at
$5,163,538, including interest)			$5,059,000	5,059,000

Short-Term Securities 4.54%				55,200,000
Federal Home Loan Bank Discount Notes	0.100	11-01-10	55,200,000	55,200,000

			Shares	Value
Securities Lending Collateral 6.96%				$84,642,419
John Hancock Collateral Investment Trust (W)	0.2626 (Y)		8,456,800	84,642,419

Total investments (Cost $1,176,782,231)† 108.37%			$1,317,764,458

Other assets and liabilities, net (8.37%)			($101,816,744)

Total net assets 100.00%			$1,215,947,714

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollar

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

SADR Sponsored American Depositary Receipts

(D) Principal amount of security is adjusted for inflation.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-10.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 10-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 10-31-10, the aggregate cost of investment securities for federal income tax purposes was $1,212,500,277. Net unrealized appreciation aggregated $105,264,181, of which $143,991,050 related to appreciated investment securities and $38,726,869 related to depreciated investment securities.

20	Balanced Fund | Annual report	See notes to financial statements

The Fund had the following country concentration as a percentage of total net assets on 10-31-10:

United States	86%
Canada	4%
Switzerland	1%
Australia	1%
Brazil	1%
France	1%
Netherlands	1%
United Kingdom	1%
Short-Term Investments & Other	4%

See notes to financial statements	Annual report | Balanced Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,092,156,090)
including $82,983,175 of securities loaned (Note 2)	$1,233,122,039
Investments in affiliated issuers, at value (Cost $84,626,141) (Note 2)	84,642,419

Total investments, at value (Cost $1,176,782,231)	1,317,764,458
Cash	376
Foreign currency, at value (Cost $353,783)	352,985
Receivable for investments sold	1,569,660
Receivable for fund shares sold	2,659,230
Dividends and interest receivable	4,926,737
Receivable for securities lending income	7,427
Other receivables and prepaid assets	120,964

Total assets	1,327,401,837

Liabilities

Payable for investments purchased	23,289,443
Payable for fund shares repurchased	2,684,662
Payable upon return of securities loaned (Note 2)	84,624,875
Payable to affiliates
Accounting and legal services fees	14,678
Transfer agent fees	304,704
Distribution and service fees	360,707
Trustees’ fees	22,116
Other liabilities and accrued expenses	152,938

Total liabilities	111,454,123

Net assets

Capital paid-in	$1,179,225,178
Undistributed net investment income	1,426,717
Accumulated net realized loss on investments and foreign
currency transactions	(105,693,124)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	140,988,943

Net assets	$1,215,947,714

22	Balanced Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($668,302,974 ÷ 44,763,285 shares)	$14.93
Class B ($75,994,491 ÷ 5,097,101 shares)[1]	$14.91
Class C ($349,624,454 ÷ 23,436,831 shares)[1]	$14.92
Class I ($99,110,503 ÷ 6,634,710 shares)	$14.94
Class R1 ($862,186 ÷ 57,517 shares)	$14.99
Class R3 ($17,781,319 ÷ 1,187,181 shares)	$14.98
Class R4 ($1,192,526 ÷ 79,618 shares)	$14.98
Class R5 ($3,079,261 ÷ 205,725 shares)	$14.97

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.72

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Balanced Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$17,500,899
Dividends	8,362,240
Securities lending	97,055
Less foreign taxes withheld	(188,613)

Total investment income	25,771,581

Expenses

Investment management fees (Note 4)	6,774,005
Distribution and service fees (Note 4)	5,806,819
Accounting and legal services fees (Note 4)	175,347
Transfer agent fees (Note 4)	1,958,568
Trustees’ fees (Note 4)	87,447
State registration fees	136,639
Printing and postage fees	147,021
Professional fees	97,579
Custodian fees	189,443
Registration and filing fees	49,490
Other	157,251

Total expenses	15,579,609
Less expense reductions (Note 4)	(102,343)

Net expenses	15,477,266

Net investment income	10,294,315

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	68,151,092
Investments in affiliated issuers	269
Foreign currency transactions	(576,177)
67,575,184
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	42,858,707
Investments in affiliated issuers	(6,879)
Translation of assets and liabilities in foreign currencies	(846)
42,850,982
Net realized and unrealized gain	110,426,166

Increase in net assets from operations	$120,720,481

24	Balanced Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-10	10-31-09
Increase (decrease) in net assets

From operations
Net investment income	$10,294,315	$10,977,080
Net realized gain (loss)	67,575,184	(86,712,290)
Change in net unrealized appreciation (depreciation)	42,850,982	236,919,944

Increase in net assets resulting from operations	120,720,481	161,184,734

Distributions to shareholders
From net investment income
Class A	(7,680,818)	(8,489,602)
Class B	(361,416)	(532,855)
Class C	(1,670,984)	(2,257,788)
Class I	(1,537,895)	(1,793,857)
Class R	—	(188)
Class R1	(3,989)	(1,246)
Class R2	—	(2,467)
Class R3	(53,172)	(469)
Class R4	(12,815)	(7,282)
Class R5	(49,481)	(1,428)

Total distributions	(11,370,570)	(13,087,182)

From Fund share transactions (Note 5)	104,270,094	149,065,806

Total increase	213,620,005	297,163,358

Net assets

Beginning of year	1,002,327,709	705,164,351

End of year	$1,215,947,714	$1,002,327,709

Undistributed net investment income	$1,426,717	$500,107

See notes to financial statements	Annual report | Balanced Fund	25

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]

Per share operating performance

Net asset value, beginning of year	$13.54	$11.33	$15.67	$13.39	$12.60	$11.67
Net investment income[3]	0.18	0.18	0.19	0.25	0.18	0.13
Net realized and unrealized gain (loss)
on investments	1.38	2.25	(4.36)	2.86	1.54	1.41
Total from investment operations	1.56	2.43	(4.17)	3.11	1.72	1.54
Less distributions
From net investment income	(0.17)	(0.22)	(0.17)	(0.24)	(0.20)	(0.16)
From net realized gain	—	—	—	(0.59)	(0.73)	(0.45)
Total distributions	(0.17)	(0.22)	(0.17)	(0.83)	(0.93)	(0.61)
Net asset value, end of year	$14.93	$13.54	$11.33	$15.67	$13.39	$12.60
Total return (%)[4,6]	11.61	21.72	(26.84)[5]	23.45	13.75	13.36

Ratios and supplemental data

Net assets, end of year (in millions)	$668	$579	$427	$241	$111	$92
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.18	1.22	1.18[7]	1.22	1.28	1.37
Expenses net of fee waivers and credits	1.17	1.21	1.17[7]	1.21	1.28	1.35
Net investment income	1.12	1.54	1.58[7]	1.68	1.35	1.13
Portfolio turnover (%)	67	78[8]	95	43	60	88

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Does not reflect the effect of sales charges, if any.
7 Annualized.
8 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

26	Balanced Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]

Per share operating performance

Net asset value, beginning of year	$13.52	$11.31	$15.66	$13.39	$12.60	$11.67
Net investment income[3]	0.08	0.10	0.10	0.15	0.09	0.05
Net realized and unrealized gain (loss)
on investments	1.38	2.25	(4.36)	2.85	1.54	1.41
Total from investment operations	1.46	2.35	(4.26)	3.00	1.63	1.46
Less distributions
From net investment income	(0.07)	(0.14)	(0.09)	(0.14)	(0.11)	(0.08)
From net realized gain	—	—	—	(0.59)	(0.73)	(0.45)
Total distributions	(0.07)	(0.14)	(0.09)	(0.73)	(0.84)	(0.53)
Net asset value, end of year	$14.91	$13.52	$11.31	$15.66	$13.39	$12.60
Total return (%)[4,5]	10.86	20.93	(27.31)[6]	22.54	12.97	12.59

Ratios and supplemental data

Net assets, end of year (in millions)	$76	$60	$42	$37	$27	$27
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.88	1.91	1.88[7]	1.91	1.97	2.07
Expenses net of fee waivers and credits	1.87	1.91	1.87[7]	1.91	1.97	2.05
Net investment income	0.42	0.85	0.88[7]	0.98	0.66	0.43
Portfolio turnover (%)	67	78[8]	95	43	60	88

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS C SHARES Period ended	10-31-10	10-31-09	10-31-081	12-31-07	12-31-06	12-31-052

Per share operating performance

Net asset value, beginning of year	$13.53	$11.32	$15.67	$13.39	$12.60	$11.67
Net investment income3	0.08	0.10	0.10	0.15	0.09	0.05
Net realized and unrealized gain (loss)
on investments	1.38	2.25	(4.36)	2.86	1.54	1.41
Total from investment operations	1.46	2.35	(4.26)	3.01	1.63	1.46
Less distributions
From net investment income	(0.07)	(0.14)	(0.09)	(0.14)	(0.11)	(0.08)
From net realized gain	—	—	—	(0.59)	(0.73)	(0.45)
Total distributions	(0.07)	(0.14)	(0.09)	(0.73)	(0.84)	(0.53)
Net asset value, end of year	$14.92	$13.53	$11.32	$15.67	$13.39	$12.60
Total return (%)4,6	10.85	20.91	(27.30)5	22.60	12.96	12.59

Ratios and supplemental data

Net assets, end of year (in millions)	$350	$270	$162	$49	$10	$6
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.88	1.92	1.887	1.91	1.97	2.07
Expenses net of fee waivers and credits	1.87	1.92	1.877	1.91	1.97	2.05
Net investment income	0.42	0.83	0.887	0.96	0.64	0.43
Portfolio turnover (%)	67	788	95	43	60	88

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Does not reflect the effect of sales charges, if any.
7 Annualized.
8 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Annual report | Balanced Fund	27

CLASS I SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]

Per share operating performance

Net asset value, beginning of year	$13.54	$11.33	$15.67	$13.40	$12.61	$11.67
Net investment income[3]	0.24	0.23	0.24	0.32	0.24	0.19
Net realized and unrealized gain (loss)
on investments	1.39	2.25	(4.36)	2.85	1.54	1.43
Total from investment operations	1.63	2.48	(4.12)	3.17	1.78	1.62
Less distributions
From net investment income	(0.23)	(0.27)	(0.22)	(0.31)	(0.26)	(0.23)
From net realized gain	—	—	—	(0.59)	(0.73)	(0.45)
Total distributions	(0.23)	(0.27)	(0.22)	(0.90)	(0.99)	(0.68)
Net asset value, end of year	$14.94	$13.54	$11.33	$15.67	$13.40	$12.61
Total return (%)	12.14	22.23[4]	(26.60)[4,5]	23.89[4]	14.29[4]	14.02[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$99	$92	$74	$30	$4	$7
Ratios (as a percentage of average net
assets):
Expenses before reductions	0.74	0.79	0.75[6]	0.77	0.80	0.84
Expenses net of fee waivers
and credits	0.74	0.79	0.75[6]	0.77	0.80	0.84
Net investment income	1.55	1.98	2.01[6]	2.06	1.81	1.63
Portfolio turnover (%)	67	78[7]	95	43	60	88

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS R1 SHARES Period ended	10-31-10	10-31-09	10-31-081,2

Per share operating performance

Net asset value, beginning of year	$13.57	$11.35	$14.24
Net investment income3	0.13	0.12	0.01
Net realized and unrealized gain (loss) on investments	1.40	2.27	(2.86)
Total from investment operations	1.53	2.39	(2.85)
Less distributions
From net investment income	(0.11)	(0.17)	(0.04)
Net asset value, end of year	$14.99	$13.57	$11.35
Total return (%)	11.32	21.235	(20.06)4,5

Ratios and supplemental data

Net assets, end of year (in millions)	$1	—6	—6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	2.88	1.597
Expenses net of fee waivers and credits	1.45	1.63	1.597
Net investment income	0.81	0.94	0.597
Portfolio turnover (%)	67	788	95

1 Period from 9-8-08 (inception date) to 10-31-08.
2 For the period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

28	Balanced Fund | Annual report	See notes to financial statements

CLASS R3 SHARES Period ended	10-31-10	10-31-09	10-31-08[1,2]

Per share operating performance

Net asset value, beginning of year	$13.57	$11.35	$14.24
Net investment income[3]	0.16	0.13	0.01
Net realized and unrealized gain (loss) on investments	1.38	2.27	(2.86)
Total from investment operations	1.54	2.40	(2.85)
Less distributions
From net investment income	(0.13)	(0.18)	(0.04)
Net asset value, end of year	$14.98	$13.57	$11.35
Total return (%)	11.41	21.36[4]	(20.04)[4,5]

Ratios and supplemental data

Net assets, end of year (in millions)	$18	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	2.83	1.50[7]
Expenses net of fee waivers and credits	1.25	1.51	1.50[7]
Net investment income	1.03	1.01	0.68[7]
Portfolio turnover (%)	67	78[8]	95

1 Period from 9-8-08 (inception date) to 10-31-08.
2 For the period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS R4 SHARES Period ended	10-31-10	10-31-09	10-31-081,2

Per share operating performance

Net asset value, beginning of year	$13.57	$11.34	$14.24
Net investment income3	0.19	0.10	0.01
Net realized and unrealized gain (loss) on investments	1.39	2.34	(2.85)
Total from investment operations	1.58	2.44	(2.84)
Less distributions
From net investment income	(0.17)	(0.21)	(0.06)
Net asset value, end of year	$14.98	$13.57	$11.34
Total return (%)	11.71	21.814	(20.04)4,5

Ratios and supplemental data

Net assets, end of year (in millions)	$1	$1	—6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.86	1.227
Expenses net of fee waivers and credits	1.11	1.23	1.227
Net investment income	1.18	1.40	0.967
Portfolio turnover (%)	67	788	95

1 Period from 9-8-08 (inception date) to 10-31-08.
2 For the period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Annual report | Balanced Fund	29

CLASS R5 SHARES Period ended	10-31-10	10-31-09	10-31-08[1,2]

Per share operating performance

Net asset value, beginning of year	$13.56	$11.34	$14.24
Net investment income[3]	0.23	0.23	0.02
Net realized and unrealized gain (loss) on investments	1.40	2.24	(2.85)
Total from investment operations	1.63	2.47	(2.83)
Less distributions
From net investment income	(0.22)	(0.25)	(0.07)
Net asset value, end of year	$14.97	$13.56	$11.34
Total return (%)	12.09	22.09[4]	(19.98)[4,5]

Ratios and supplemental data

Net assets, end of year (in millions)	$3	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	2.07	0.94[7]
Expenses net of fee waivers and credits	0.78	0.92	0.94[7]
Net investment income	1.44	1.75	1.25[7]
Portfolio turnover (%)	67	78[8]	95

1 Period from 9-8-08 (inception date) to 10-31-08.
2 For the period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

30	Balanced Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Balanced Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek current income, long-term growth of capital and income and preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

On August 21, 2009, Class R shares and Class R2 shares were converted to Class R1 shares and Class A shares, respectively.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual report | Balanced Fund	31

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$72,806,410	$72,806,410	—	—
Consumer Staples	68,129,237	68,129,237	—	—
Energy	97,694,308	97,693,197	—	$1,111
Financials	96,222,754	96,222,754	—	—
Health Care	55,189,598	55,189,598	—	—
Industrials	83,379,625	83,379,625	—	—
Information Technology	176,073,420	176,073,420	—	—
Materials	55,863,708	55,863,708	—	—
Utilities	23,840,747	14,288,863	$9,551,884	—
Preferred Securities
Energy	1,343,372	1,343,372	—	—
U.S. Government &
Agency Obligations	173,730,869	—	173,730,869	—
Corporate Bonds	236,881,246	—	236,881,246	—
Collateralized Mortgage
Obligations	23,510,991	—	22,560,327	950,664
Asset Backed Securities	7,603,135	—	7,603,135	—
Warrants	593,619	46,739	546,880	—
Short-Term Investments	144,901,419	84,642,419	60,259,000	—

Total Investments in
Securities	$1,317,764,458	$805,679,342	$511,133,341	$951,775

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		COLLATERALIZED
	ASSET BACKED	MORTGAGE OBLIGA-
	SECURITIES	TION	ENERGY	TOTAL

Balance as of 10-31-09	$750,000	$2,591,996	$1,111	$3,343,107
Accrued discounts-premiums	—	—	—	—
Realized gain (loss)	—	2,626,148	—	—
Change in unrealized
appreciation (depreciation)	—	(2,740,707)	—	(114,559)
Net purchases (sales)	—	(1,526,773)	—	(1,526,773)
Net transfers in and/or out of
Level 3	(750,000)	—	—	(750,000)
Balance as of 10-31-10	—	$950,664	$1,111	$951,775
Change in unrealized at
period end*	—	($455,314)	—	($455,314)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

During the twelve month period ended October 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt

32	Balanced Fund | Annual report

obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate.

Annual report | Balanced Fund	33

Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended October 31, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $76,515,415 available to offset future net realized capital gains as of October 31, 2010. The loss carryforward expires October 31, 2017.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays

34	Balanced Fund | Annual report

dividends quarterly and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended October 31, 2010 and October 31, 2009 was as follows:

	OCTOBER 31, 2010	OCTOBER 31, 2009

Ordinary Income	$11,370,570	$13,087,182

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of October 31, 2010, the components of distributable earnings on a tax basis included $7,983,135 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals, foreign currency transactions, passive foreign investment companies and amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net assets; and (b) 0.55% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended October 31, 2010 were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.63%, 1.53%, 1.23%, and 0.93% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses. These fee waivers and expense limitations shall remain

Annual report | Balanced Fund	35

in effect until February 28, 2011. For the year ended October 31, 2010, there were no amounts waived in regard to these agreements.

In addition, the Adviser voluntarily waived certain other expenses. Accordingly, these expense reductions amounted to $64,651, $6,846 and $30,846 and for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2010.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended October 31, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,391,987 for the year ended October 31, 2010. Of this amount, $362,660 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,017,681 was paid as sales commissions to broker-dealers and $11,646 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2010, CDSCs received by the Distributor amounted to $157,014 and $60,501 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a

36	Balanced Fund | Annual report

component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended October 31, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,903,675	$1,188,252
Class B	688,248	126,239
Class C	3,176,687	581,485
Class I	—	55,477
Class R1	3,033	723
Class R3	31,101	3,353
Class R4	3,299	1,251
Class R5	776	1,788
Total	$5,806,819	$1,958,568

Trustees expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates —Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Annual report | Balanced Fund	37

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended October 31, 2010 and October 31, 2009 were as follows:

	Year ended 10-31-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	14,794,982	$210,254,381	18,442,502	$224,595,056
Exchanged from Class R2	—	—	43,463	580,884
Distributions reinvested	506,376	7,207,408	656,907	7,833,950
Repurchased	(13,286,847)	(188,930,526)	(14,080,007)	(166,661,891)

Net increase	2,014,511	$28,531,263	5,062,865	$66,347,999

Class B shares

Sold	1,495,741	$21,261,108	1,818,931	$22,228,590
Distributions reinvested	20,964	298,455	37,345	441,238
Repurchased	(872,900)	(12,405,024)	(1,120,397)	(13,147,596)

Net increase	643,805	$9,154,539	735,879	$9,522,232

Class C shares

Sold	7,705,484	$109,446,306	9,450,015	$114,125,425
Distributions reinvested	88,531	1,261,181	154,655	1,830,440
Repurchased	(4,295,326)	(61,155,003)	(3,964,713)	(46,841,838)

Net increase	3,498,689	$49,552,484	5,639,957	$69,114,027

Class I shares

Sold	2,077,738	$29,597,145	2,985,503	$35,760,605
Distributions reinvested	53,794	765,414	80,017	947,678
Repurchased	(2,266,681)	(32,257,614)	(2,843,355)	(34,092,495)

Net increase (decrease)	(135,149)	($1,895,055)	222,165	$2,615,788

Class R shares

Sold	—	—	1,131	$13,676
Exchanged for Class R1	—	—	(2,906)	(38,936)
Distributions reinvested	—	—	16	188
Repurchased	—	—	(1)	(11)

Net decrease	—	—	(1,760)	($25,083)

Class R1 shares

Sold	62,862	$900,636	41,674	$503,542
Exchanged from Class R	—	—	2,907	38,936
Distributions reinvested	264	3,775	93	1,246
Repurchased	(29,906)	(436,055)	(22,138)	(282,766)

Net increase	33,220	$468,356	22,536	$260,958

Class R2 shares

Sold	—	—	42,362	$485,128
Exchanged for Class A	—	—	(43,378)	(580,884)
Distributions reinvested	—	—	209	2,467
Repurchased	—	—	(955)	(12,121)

Net decrease	—	—	(1,762)	($105,410)

38	Balanced Fund | Annual report

	Year ended 10-31-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class R3 shares

Sold	1,231,292	$16,695,856	30,570	$423,559
Distributions reinvested	3,686	53,172	38	469
Repurchased	(79,670)	(1,139,342)	(496)	(6,995)

Net increase	1,155,308	$15,609,686	30,112	$417,033

Class R4 shares

Sold	10,802	$154,795	71,759	$815,703
Distributions reinvested	898	12,815	558	7,282
Repurchased	(5,081)	(72,949)	(1,081)	(13,847)

Net increase	6,619	$94,661	71,236	$809,138

Class R5 shares

Sold	324,887	$4,605,121	9,508	$117,693
Distributions reinvested	3,477	49,481	112	1,428
Repurchased	(133,286)	(1,900,442)	(737)	(9,997)

Net increase	195,078	$2,754,160	8,883	$109,124

Net increase	7,412,081	$104,270,094	11,790,111	$149,065,806

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $773,702,289 and $647,630,561, respectively, for the year ended October 31, 2010. Purchases and sales of U.S. Treasury obligations aggregated $65,623,859 and $59,066,858, respectively, for the year ended October 31, 2010.

Annual report | Balanced Fund	39

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Balanced Fund (the “Fund”) at October 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, subsequent to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

The financial highlights for the period ended December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2010

40	Balanced Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2010.

The Fund designates the maximum amount allowable for the corporate dividend received deduction for the fiscal year ended October 31, 2010.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Balanced Fund	41

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Balanced Fund (the Fund), a series of John Hancock Investment Trust (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, MFC Global Investment Management (U.S.), LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee B is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of

42	Balanced Fund | Annual report

economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Annual report | Balanced Fund	43

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index. The Board noted that the Fund’s performance exceeded the performances of its Category and Peer Group medians for the 1-, 3-, 5- and 10-year periods and the performance of its benchmark index for the 3-, 5- and 10-year periods (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Balanced Fund	24.29%	4.60%	8.09%	3.55%
S&P 500 Index	26.46%	–5.63%	0.42%	–0.95%
Moderate Allocation Category Median	22.60%	–1.47%	2.15%	2.58%
Morningstar 15(c) Peer Group Median	23.21%	–2.29%	1.98%	1.42%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the

44	Balanced Fund | Annual report

services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6-10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was slightly below the Category median and inline with the Peer Group median. The Board noted the following information about the Fund’s Gross and Net Expense Ratios in relation with the Fund’s Peer Group and Category:

EXPENSE RATIO		RELATION TO PEER GROUP	RELATION TO CATEGORY

Gross Expense Ratio (Class A)	1.22%	Inline	Inline
Net Expense Ratio (Class A)	1.21%	Inline	Higher

The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Annual report | Balanced Fund	45

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

46	Balanced Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (1997–1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	1992	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	1996	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Annual report | Balanced Fund	47

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	1992	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	1992	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

48	Balanced Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009);
Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (since 2005); Director, John Hancock Investment
Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
retail funds (since 2005); Member, Investment Company Institute Sales Force Marketing
Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock Trust
(since 2006); Senior Vice President, Product Management and Development, John Hancock Funds,
LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Annual report | Balanced Fund	49

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer, MFC
Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief
Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since
2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007); Managing Director and Treasurer, Scudder Funds, Deutsche Asset
Management (2003–2005).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock Closed-End Funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Trust (since 2010); Assistant Treasurer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009); Assistant
Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management Research
Company (2005–2007); Assistant Treasurer, Scudder Group of Funds (2003–2005); Director, Deutsche
Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.
2 Member of Audit Committee.
3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.
4 Mr. McHaffie and Mr. Schiavone were appointed by the Board of Trustees effective 8-31-10.

50	Balanced Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.), LLC
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Balanced Fund	51

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Balanced Fund.	3600A 10/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/10

MUTUAL FUNDS

John Hancock

Large Cap Equity Fund

Annual Report

10.31.10

Management’s discussion of

Fund performance

By MFC Global Investment Management (U.S.), LLC

The stock market was volatile during the year ended October 31, 2010. The biggest losses came between April and early July when concerns over the oil disaster in the Gulf of Mexico, the European sovereign debt crisis and financial regulatory reform, pressured returns. Concerns over a double-dip recession and a weak housing market kept a lid on stock prices through most of the summer. The biggest gains came in September and October, following indications from the Federal Reserve that it was ready to take extra measures to stimulate the economic recovery. The S&P 500 Index closed up 16.52% for the 12-month period. Within the large-cap sector, investors favored companies that could demonstrate earnings growth in a lackluster economic environment.

John Hancock Large Cap Equity Fund’s Class A shares returned 14.22% at net asset value for the 12 months ended October 31, 2010. Performance trailed the Fund’s benchmark, the S&P 500 Index, as well as the Fund’s peer group average, the Morningstar, Inc. large growth fund category, which climbed 18.17%. The Fund lost ground versus the index from stock selection, which was disappointing in the financials and consumer staples sectors. Individual detractors included The Charles Schwab Corp., which gained market share, but remained under pressure from low short-term interest rates. Elsewhere, Southwestern Energy Company, an exploration and production company, declined because of depressed natural gas prices. An overweight in materials along with modestly positive stock selection aided relative performance. Barrick Gold Corp., a gold mining company, rallied nicely, buoyed by higher gold prices, increased production, good cost control and the removal of its gold hedges. In the consumer discretionary sector, Sirius XM Radio, Inc. was another top contributor. It climbed sharply, thanks to better-than-expected subscriber growth, improving car sales (many satellite radios are pre-installed in vehicles) and positive free cash flow. Neither Barrick nor Sirius was in the S&P 500 Index.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

6	Large Cap Equity Fund | Annual report

A look at performance

For the period ended October 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A	8.50	7.98	0.83	—	8.50	46.81	8.62	—

Class B	8.44	7.99	0.74	—	8.44	46.89	7.63	—

Class C	12.39	8.28	0.59	—	12.39	48.83	6.05	—

Class I1	14.69	9.55	—	3.02[3]	14.69	57.80	—	33.31[3]

Class R1[1,2]	13.89	8.66	0.97	—	13.89	51.49	10.08	—

Class R3[1,2]	13.89	8.75	1.06	—	13.89	52.10	11.08	—

Class R4[1,2]	14.16	9.06	1.35	—	14.16	54.28	14.39	—

Class R5[1,2]	14.52	9.39	1.66	—	14.52	56.62	17.88	—

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.22%, Class B —1.97%, Class C — 1.97%, Class I — 0.81%, Class R1 — 1.61%, Class R3 — 1.51%, Class R4 — 1.21% and Class R5 — 0.91%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 shares prospectuses.
2 9-30-84 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, Class R3, Class R4 and Class R5 shares is 5-22-09. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.
3 From 3-1-01.

Annual report | Large Cap Equity Fund	7

A look at performance

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	10-31-00	$10,763	$10,763	$9,983

Class C2	10-31-00	10,605	10,605	9,983

Class I3	3-1-01	13,331	13,331	11,448

Class R1[3,4]	10-31-00	11,008	11,008	9,983

Class R3[3,4]	10-31-00	11,108	11,108	9,983

Class R4[3,4]	10-31-00	11,439	11,439	9,983

Class R5[3,4]	10-31-00	11,788	11,788	9,983

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, as of 10-31-10. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.
2 No contingent deferred sales charge applicable.
3 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 shares prospectuses.
4 9-30-84 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, Class R3, Class R4 and Class R5 shares is 5-22-09. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

8	Large Cap Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2010 with the same investment held until October 31, 2010.

	Account value	Ending value	Expenses paid during
	on 5-1-10	on 10-31-10	period ended 10-31-10[1]

Class A	$1,000.00	$999.17	$5.64

Class B	1,000.00	995.60	9.41

Class C	1,000.00	995.20	9.40

Class I	1,000.00	1,001.20	3.78

Class R1	1,000.00	997.60	7.05

Class R3	1,000.00	997.60	7.05

Class R4	1,000.00	998.80	6.10

Class R5	1,000.00	1,000.40	4.49

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Large Cap Equity Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2010, with the same investment held until October 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-10	on 10-31-10	period ended 10-31-10[1]

Class A	$1,000.00	$1,019.60	$5.70

Class B	1,000.00	1,015.80	9.50

Class C	1,000.00	1,015.80	9.50

Class I	1,000.00	1,021.40	3.82

Class R1	1,000.00	1,018.10	7.12

Class R3	1,000.00	1,018.10	7.12

Class R4	1,000.00	1,019.10	6.16

Class R5	1,000.00	1,020.70	4.53

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.12%, 1.87%, 1.87%, 0.75%, 1.40%, 1.40%, 1.21% and 0.89% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Large Cap Equity Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Microsoft Corp.	5.1%	Apple, Inc.	2.6%

Suncor Energy, Inc.	3.3%	Hewlett-Packard Company	2.6%

QUALCOMM, Inc.	3.2%	Barrick Gold Corp.	2.5%

Google, Inc., Class A	2.8%	Denbury Resources, Inc.	2.4%

Dell, Inc.	2.7%	Republic Services, Inc.	2.3%

Sector Composition[2,3]

Information Technology	23%	Consumer Staples	9%

Energy	13%	Health Care	7%

Financials	13%	Materials	7%

Industrials	11%	Utilities	3%

Consumer Discretionary	9%	Short-Term Investments & Other	5%

1 As a percentage of net assets on 10-31-10. Cash and cash equivalents are not included in Top 10 Holdings.
2 As a percentage of net assets on 10-31-10.
3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Large Cap Equity Fund	11

Fund’s investments

As of 10-31-10

	Shares	Value
Common Stocks 95.26%	$2,658,963,268

(Cost $2,672,525,979)

Consumer Discretionary 9.17%		255,859,630

Diversified Consumer Services 0.46%

Apollo Group, Inc., Class A (I)	342,698	12,844,321

Hotels, Restaurants & Leisure 0.35%

McDonald’s Corp.	123,547	9,608,250

Household Durables 0.81%

Pulte Group, Inc. (I)(L)	2,882,433	22,627,099

Media 2.82%

News Corp., Class B (L)	2,749,069	44,205,030

Sirius XM Radio, Inc. (I)	23,048,817	34,457,981

Specialty Retail 3.20%

Best Buy Company, Inc.	746,024	32,064,112

Staples, Inc.	2,797,548	57,265,808

Textiles, Apparel & Luxury Goods 1.53%

NIKE, Inc., Class B (L)	525,381	42,787,029

Consumer Staples 9.02%		251,681,472

Beverages 1.02%

PepsiCo, Inc.	436,586	28,509,066

Food & Staples Retailing 4.23%

CVS Caremark Corp.	1,556,409	46,879,039

The Kroger Company	1,177,822	25,912,084

Walgreen Company	1,339,322	45,376,229

Food Products 2.05%

Archer-Daniels-Midland Company	1,322,969	44,081,327

Ralcorp Holdings, Inc. (I)(L)	210,189	13,044,329

Household Products 1.72%

The Procter & Gamble Company	753,176	47,879,398

Energy 13.08%		365,095,757

Energy Equipment & Services 1.90%

Baker Hughes, Inc. (L)	313,022	14,502,309

Schlumberger, Ltd.	415,190	29,017,629

Weatherford International, Ltd. (I)	569,372	9,571,143

12	Large Cap Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels 11.18%

Brazil Ethanol, Inc. (I)(S)	500,000	$5,000

CONSOL Energy, Inc.	755,683	27,778,907

Denbury Resources, Inc. (I)(L)	4,016,993	68,369,221

EQT Corp.	712,807	26,687,494

OGX Petroleo e Gas Participacoes SA (I)	3,591,579	47,147,000

Southwestern Energy Company (I)	1,277,156	43,231,731

Suncor Energy, Inc.	2,846,491	91,116,176

The Williams Companies, Inc.	356,373	7,669,147

Financials 13.05%		364,354,855

Capital Markets 6.43%

Franklin Resources, Inc.	302,931	34,746,186

Lazard, Ltd., Class A	1,156,318	42,668,134

Morgan Stanley	696,334	17,317,827

State Street Corp.	357,508	14,929,534

The Charles Schwab Corp.	3,211,806	49,461,812

The Goldman Sachs Group, Inc.	127,326	20,493,120

Diversified Financial Services 2.16%

Bank of America Corp.	3,078,396	35,216,850

JPMorgan Chase & Company	663,712	24,975,483

Insurance 4.46%

ACE, Ltd. (L)	353,202	20,987,263

Berkshire Hathaway, Inc., Class B (I)	439,313	34,951,742

MetLife, Inc.	935,594	37,732,506

Prudential Financial, Inc.	587,189	30,874,398

Health Care 7.25%		202,355,804

Biotechnology 2.90%

Amgen, Inc. (I)	988,299	56,520,820

Cephalon, Inc. (I)(L)	369,048	24,519,549

Health Care Providers & Services 1.30%

Laboratory Corp. of America Holdings (I)	159,420	12,964,034

McKesson Corp.	353,512	23,324,722

Pharmaceuticals 3.05%

Abbott Laboratories	596,015	30,587,490

Pfizer, Inc.	3,128,689	54,439,189

Industrials 11.24%		313,840,186

Aerospace & Defense 1.23%

Honeywell International, Inc.	725,271	34,167,517

Airlines 0.00%

Delta Air Lines, Inc. (I)	2	28

Commercial Services & Supplies 4.06%

Iron Mountain, Inc.	2,244,365	48,904,713

Republic Services, Inc.	2,163,198	64,484,932

Electrical Equipment 0.69%

ABB, Ltd., SADR (L)	934,874	19,342,543

See notes to financial statements	Annual report | Large Cap Equity Fund	13

	Shares	Value
Industrial Conglomerates 2.50%

Textron, Inc. (L)	2,001,642	$41,674,186

Tyco International, Ltd.	733,936	28,095,070

Machinery 1.52%

Deere & Company	287,059	22,046,131

Illinois Tool Works, Inc.	447,797	20,464,323

Professional Services 1.24%

Verisk Analytics, Inc., Class A (I)	1,162,722	34,660,743

Information Technology 22.24%		620,727,878

Communications Equipment 3.18%

QUALCOMM, Inc.	1,968,568	88,841,474

Computers & Peripherals 7.93%

Apple, Inc. (I)	241,802	72,750,968

Dell, Inc. (I)	5,281,600	75,949,408

Hewlett-Packard Company	1,723,902	72,507,318

Electronic Equipment, Instruments & Components 0.54%

Corning, Inc.	819,135	14,973,788

Internet Software & Services 2.83%

Google, Inc., Class A	129,065	79,115,554

Software 7.76%

Adobe Systems, Inc. (I)	798,000	22,463,700

Intuit, Inc. (I)	1,104,079	52,995,792

Microsoft Corp.	5,297,668	141,129,876

Materials 7.02%		196,053,407

Chemicals 2.07%

Ecolab, Inc.	679,277	33,501,942

Monsanto Company	409,066	24,306,702

Containers & Packaging 1.10%

Owens-Illinois, Inc. (I)	1,095,143	30,696,858

Metals & Mining 3.85%

Avalon Rare Metals, Inc. (I)	3,617,565	16,138,759

Barrick Gold Corp.	1,453,559	69,901,652

Franco-Nevada Corp. (I)	165,682	5,714,965

Freeport-McMoRan Copper & Gold, Inc.	166,799	15,792,529

Utilities 3.19%		88,994,279

Electric Utilities 1.76%

Electricite de France	787,895	36,127,759

PPL Corp.	480,588	12,927,817

Water Utilities 1.43%

American Water Works Company, Inc.	1,672,475	39,938,703

14	Large Cap Equity Fund | Annual report	See notes to financial statements

		Maturity
Rate (%)		date		Par value	Value
Corporate Bonds 0.00%					$35,030

(Cost $286,174)

Industrials 0.00%					35,030

Airlines 0.00%

Northwest Airlines, Inc., Escrow
Certificates (H)(I)	7.625	11-15-23		$3,000,000	3,780

Northwest Airlines, Inc., Escrow
Certificates (H)(I)	6.625	5-15-23		25,000,000	31,250

Foreign Government Obligations 0.11%					$3,043,727

(Cost $2,997,133)

Indonesia 0.11%					3,043,727

Republic of Indonesia	12.50	3-15-13	(IDR)	23,855,000,000	3,043,727

Warrants 0.05%					$1,234,209

(Cost $447,653)

				Shares
Avalon Rare Metals, Inc. (Expiration Date 9-30-11;
Strike Price: CAD 3.60) (I)				828,138	1,234,209

Short-Term Investments 11.08%					$309,398,820

(Cost $309,431,674)

			Maturity
	Yield (%)*		date	Par value	Value
Repurchase Agreement 0.01%					$258,000

Repurchase Agreement with State Street Corp.
dated 10-29-10 at 0.010% to be repurchased
at $258,000 on 11-1-10, collateralized
by $245,000 U.S. Treasury Note Bond,
4.500% due 8-15-39 (valued at $266,119,
including interest)				$258,000	258,000

Short-Term Securities 6.44%					179,900,000
Federal Home Loan Bank Discount Notes	0.100		11-1-10	179,900,000	179,900,000

	Yield (%)			Shares	Value
Securities Lending Collateral 4.63%					129,240,820
John Hancock Collateral Investment Trust (W)	0.2626 (Y)			12,912,719	129,240,820

Total investments (Cost $2,985,688,613)† 106.50%				$2,972,675,054

Other assets and liabilities, net (6.50%)				($181,305,794)

Total net assets 100.00%				$2,791,369,260

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements	Annual report | Large Cap Equity Fund	15

Notes to Schedule of Investments

Currency abbreviations

CAD	Canadian Dollar
IDR	Indonesian Rupiah
SADR	Sponsored American Depositary Receipts
(H)	Defaulted Security. Currently, the issuer is in default with respect to interest payments.
(I)	Non-income producing security.
(L)	All or a portion of this security is on loan as of 10-31-10.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-10.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 10-31-10, the aggregate cost of investment securities for federal income tax purposes was $3,010,260,935.
Net unrealized depreciation aggregated $37,585,881, of which $130,715,807 related to appreciated investment securities and $168,301,688 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 10-31-10.

United States	84%
Canada	6%
Switzerland	2%
Brazil	2%
France	1%
Short-Term Investments & Other	5%

16	Large Cap Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,856,414,939)
including $125,868,594 of securities loaned (Note 2)	$2,843,434,234
Investments in affiliated issuers, at value (Cost $129,273,674) (Note 2)	129,240,820

Total investments, at value (Cost $2,985,688,613)	2,972,675,054
Cash	47
Foreign currency, at value (Cost $795,718)	793,924
Receivable for investments sold	298,465,410
Receivable for fund shares sold	7,748,496
Dividends and interest receivable	1,503,908
Receivable for securities lending income	16,718
Other receivables and prepaid assets	211,993
Total assets	3,281,415,550

Liabilities

Payable for investments purchased	351,538,935
Payable for fund shares repurchased	5,851,920
Payable upon return of securities loaned (Note 2)	129,241,301
Payable to affiliates
Accounting and legal services fees	37,622
Transfer agent fees	691,750
Distribution and service fees	848,949
Trustees’ fees	73,949
Management fees	1,472,925
Other liabilities and accrued expenses	288,939

Total liabilities	490,046,290

Net assets

Capital paid-in	$3,245,962,339
Undistributed net investment income	6,085,728
Accumulated net realized loss on investments and foreign
currency transactions	(447,656,034)
Net unrealized depreciation on investments and translation of assets and
liabilities in foreign currencies	(13,022,773)

Net assets	$2,791,369,260

See notes to financial statements	Annual report | Large Cap Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,998,357,909 ÷ 81,218,850 shares)	$24.60
Class B ($103,578,681 ÷ 4,561,825 shares)[1]	$22.71
Class C ($401,605,635 ÷ 17,690,598 shares)[1]	$22.70
Class I ($282,383,472 ÷ 11,092,214 shares)	$25.46
Class R1 ($2,325,838 ÷ 91,774 shares)	$25.34
Class R3 ($1,171,693 ÷ 46,247 shares)	$25.34
Class R4 ($105,986 ÷ 4,176 shares)	$25.38
Class R5 ($1,840,046 ÷ 72,316 shares)	$25.44

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$25.89

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

18	Large Cap Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$31,677,401
Interest	4,087,630
Securities lending	281,653
Less foreign taxes withheld	(445,933)

Total investment income	35,600,751

Expenses

Investment management fees (Note 4)	16,201,334
Distribution and service fees (Note 4)	9,473,147
Accounting and legal services fees (Note 4)	420,696
Transfer agent fees (Note 4)	4,669,048
Trustees’ fees (Note 4)	211,760
State registration fees	175,817
Printing and postage	339,559
Professional fees	198,019
Custodian fees	216,203
Registration and filing fees	62,911
Other	784,443

Total expenses	32,752,937
Less expense reductions (Note 4)	(662,230)

Net expenses	32,090,707

Net investment income	3,510,044

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	305,585,040
Investments in affiliated issuers	(3,395)
Foreign currency transactions	(1,933,095)
303,648,550
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	22,223,940
Investments in affiliated issuers	(18,998)
Translation of assets and liabilities in foreign currencies	(10,732)
22,194,210
Net realized and unrealized gain	325,842,760

Increase in net assets from operations	$329,352,804

See notes to financial statements	Annual report | Large Cap Equity Fund	19

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-10	10-31-09
Increase (decrease) in net assets

From operations
Net investment income	$3,510,044	$4,502,749
Net realized gain (loss)	303,648,550	(319,897,046)
Change in net unrealized appreciation (depreciation)	22,194,210	708,601,563

Increase in net assets resulting from operations	329,352,804	393,207,266

Distributions to shareholders
From net investment income
Class A	(5,989,338)	(41,980,106)
Class B	—	(2,533,709)
Class C	—	(6,178,011)
Class I	(1,230,801)	(6,296,729)
Class R3	(15)	—
Class R4	(81)	—
Class R5	(574)	—

Total distributions	(7,220,809)	(56,988,555)

From Fund share transactions (Note 5)	178,923,355	176,277,756

Total increase	501,055,350	512,496,467

Net assets

Beginning of year	2,290,313,910	1,777,817,443

End of year	$2,791,369,260	$2,290,313,910

Undistributed net investment income	$6,085,728	$2,426,876

20	Large Cap Equity Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]

Per share operating performance

Net asset value, beginning of period	$21.61	$18.28	$28.40	$21.23	$17.66	$15.19
Net investment income (loss)[3]	0.06	0.07	—[4]	0.04	(0.04)	(0.02)
Net realized and unrealized gain (loss)
on investments	3.01	3.88	(10.12)	7.13	3.61	2.49
Total from investment operations	3.07	3.95	(10.12)	7.17	3.57	2.47
Less distributions
From net investment income	(0.08)	(0.62)	—	—	—	—
Net asset value, end of period	$24.60	$21.61	$18.28	$28.40	$21.23	$17.66
Total return (%)[5]	14.22[6]	22.76[6]	(35.63)[6,7]	33.77	20.22[6]	16.26[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,998	$1,660	$1,249	$1,182	$463	$343
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.16	1.23	1.11[8]	1.14	1.23	1.30
Expenses net of fee waivers and credits	1.14	1.22	1.11[8]	1.14	1.21	1.25
Net investment income (loss)	0.24	0.35	(0.01)[8]	0.15	(0.22)	(0.12)
Portfolio turnover (%)	94	99[9]	113	40	78	74

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Annual report | Large Cap Equity Fund	21

CLASS B SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]

Per share operating performance

Net asset value, beginning of period	$20.02	$16.89	$26.41	$19.89	$16.67	$14.45
Net investment loss[3]	(0.11)	(0.06)	(0.16)	(0.15)	(0.18)	(0.13)
Net realized and unrealized gain (loss)
on investments	2.80	3.61	(9.36)	6.67	3.40	2.35
Total from investment operations	2.69	3.55	(9.52)	6.52	3.22	2.22
Less distributions
From net investment income	—	(0.42)	—	—	—	—
Net asset value, end of period	$22.71	$20.02	$16.89	$26.41	$19.89	$16.67
Total return (%)[4]	13.44[5]	21.85[5]	(36.05)[5,6]	32.78	19.32[5]	15.36[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$104	$105	$105	$156	$118	$153
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.92	1.98	1.85[7]	1.89	1.98	2.06
Expenses net of fee waivers and credits	1.89	1.98	1.85[7]	1.89	1.96	2.01
Net investment loss	(0.50)	(0.38)	(0.75)[7]	(0.63)	(0.98)	(0.88)
Portfolio turnover (%)	94	99[8]	113	40	78	74

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS C SHARES Period ended	10-31-10	10-31-09	10-31-082	12-31-07	12-31-06	12-31-051

Per share operating performance

Net asset value, beginning of period	$20.02	$16.89	$26.41	$19.89	$16.67	$14.45
Net investment loss3	(0.11)	(0.07)	(0.16)	(0.14)	(0.18)	(0.13)
Net realized and unrealized gain (loss)
on investments	2.79	3.62	(9.36)	6.66	3.40	2.35
Total from investment operations	2.68	3.55	(9.52)	6.52	3.22	2.22
Less distributions
From net investment income	—	(0.42)	—	—	—	—
Net asset value, end of period	$22.70	$20.02	$16.89	$26.41	$19.89	$16.67
Total return (%)4,5	13.39	21.85	(36.05)6	32.78	19.32	15.36

Ratios and supplemental data

Net assets, end of period (in millions)	$402	$329	$250	$176	$34	$20
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.92	1.98	1.867	1.90	1.98	2.06
Expenses net of fee waivers and credits	1.89	1.97	1.867	1.89	1.96	2.01
Net investment loss	(0.51)	(0.40)	(0.76)7	(0.58)	(0.97)	(0.87)
Portfolio turnover (%)	94	998	113	40	78	74

1 Audited by previous independent registered public accounting firm.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

22	Large Cap Equity Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]

Per share operating performance

Net asset value, beginning of period	$22.33	$18.91	$29.28	$21.80	$18.05	$15.46
Net investment income[3]	0.14	0.14	0.09	0.19	0.11	0.06
Net realized and unrealized gain (loss)
on investments	3.13	4.00	(10.46)	7.30	3.64	2.53
Total from investment operations	3.27	4.14	(10.37)	7.49	3.75	2.59
Less distributions
From net investment income	(0.14)	(0.72)	—	(0.01)	—	—
Net asset value, end of period	$25.46	$22.33	$18.91	$29.28	$21.80	$18.05
Total return (%)	14.69	23.21[5]	(35.42)[4,5]	34.36	20.78	16.75

Ratios and supplemental data

Net assets, end of period (in millions)	$282	$195	$174	$271	$4	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.76	0.84	0.74[7]	0.76	0.77	0.78
Expenses net of fee waivers and credits	0.76	0.84	0.74[7]	0.75	0.77	0.78
Net investment income	0.61	0.75	0.36[7]	0.69	0.54	0.35
Portfolio turnover (%)	94	99[8]	113	40	78	74

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS R1 SHARES Period ended	10-31-10	10-31-091

Per share operating performance

Net asset value, beginning of period	$22.25	$18.82
Net investment loss2	(0.03)	(0.02)
Net realized and unrealized gain on investments	3.12	3.45
Total from investment operations	3.09	3.43
Net asset value, end of period	$25.34	$22.25
Total return (%)	13.89	18.233,4

Ratios and supplemental data

Net assets, end of period (in millions)	$2	—5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41	2.386
Expenses net of fee waivers and credits	1.41	1.616
Net investment loss	(0.14)	(0.24)6
Portfolio turnover (%)	94	997

1 Period from 5-22-09 (inception date) to 10-31-09.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Annual report | Large Cap Equity Fund	23

CLASS R3 SHARES Period ended	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.26	$18.82
Net investment loss[2]	(0.05)	(0.02)
Net realized and unrealized gain on investments	3.14	3.46
Total from investment operations	3.09	3.44
Less distributions
From net investment income	(0.01)	—
Net asset value, end of period	$25.34	$22.26
Total return (%)	13.89	18.28[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42	3.13[6]
Expenses net of fee waivers and credits	1.42	1.51[6]
Net investment loss	(0.20)	(0.19)[6]
Portfolio turnover (%)	94	99[7]

1 Period from 5-22-09 (inception date) to 10-31-09.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS R4 SHARES Period ended	10-31-10	10-31-091

Per share operating performance

Net asset value, beginning of period	$22.29	$18.82
Net investment income2	0.02	0.01
Net realized and unrealized gain on investments	3.13	3.46
Total from investment operations	3.15	3.47
Less distributions
From net investment income	(0.06)	—
Net asset value, end of period	$25.38	$22.29
Total return (%)3	14.16	18.444

Ratios and supplemental data

Net assets, end of period (in millions)	—5	—5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.34	2.876
Expenses net of fee waivers and credits	1.21	1.216
Net investment income	0.08	0.116
Portfolio turnover (%)	94	997

1 Period from 5-22-09 (inception date) to 10-31-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

24	Large Cap Equity Fund | Annual report	See notes to financial statements

CLASS R5 SHARES Period ended	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.32	$18.82
Net investment income[2]	0.05	0.03
Net realized and unrealized gain on investments	3.18	3.47
Total from investment operations	3.23	3.50
Less distributions
From net investment income	(0.11)	—
Net asset value, end of period	$25.44	$22.32
Total return (%)	14.52	18.60[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	2.40[6]
Expenses net of fee waivers and credits	0.89	0.91[6]
Net investment income	0.22	0.37[6]
Portfolio turnover (%)	94	99[7]

1 Period from 5-22-09 (inception date) to 10-31-09.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Annual report | Large Cap Equity Fund	25

Notes to financial statements

Note 1 — Organization

John Hancock Large Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Affiliates of the Fund owned 32% and 2% of the shares of beneficial interest of Class R4 and Class R5 shares, respectively, on October 31, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2010, by major security category or type:

26	Large Cap Equity Fund | Annual report

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$255,859,630	$255,859,630	—	—
Consumer Staples	251,681,472	251,681,472	—	—
Energy	365,095,757	365,090,757	—	$5,000
Financials	364,354,855	364,354,855	—	—
Health Care	202,355,804	202,355,804	—	—
Industrials	313,840,186	313,840,186	—	—
Information Technology	620,727,878	620,727,878	—	—
Materials	196,053,407	196,053,407	—	—
Utilities	88,994,279	52,866,520	$36,127,759	—
Corporate Bonds	35,030	—	3,780	31,250
Foreign Government
Obligations
Indonesia	3,043,727	—	3,043,727	—
Warrants	1,234,209	—	1,234,209	—
Short-Term Investments	309,398,820	129,240,820	180,158,000	—
Total Investments in
Securities	$2,972,675,054	$2,752,071,329	$220,567,475	$36,250

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	COLLATERALIZED
	MORTGAGE	CORPORATE
	OBLIGATIONS	BONDS	ENERGY	TOTALS

Balance as of 10-31-09	$10,231,903	$31,250	$5,000	$10,268,153
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	2,638,451	—	—	2,638,451
Change in Unrealized appreciation
(depreciation)	(1,227,808)	—	—	(1,227,808)
Net purchases (sales)	(8,183,251)	—	—	(8,183,251)
Transfers in and/or out of Level 3	(3,459,295)	—	—	(3,459,295)
Balance as of 10-31-10	—	$31,250	$5,000	$36,250
Change in unrealized at year end*	—	—	—	—

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

During the year ended October 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers

Annual report | Large Cap Equity Fund	27

making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/ accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

The Fund may be subject to foreign earnings and repatriation taxes which are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations,

28	Large Cap Equity Fund | Annual report

market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended October 31, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $444,118,751 available to offset future net realized capital gains as of October 31, 2010. The loss carryforward expires as follows: October 31, 2016 — $87,264,591 and October 31, 2017 — $356,854,160.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended October 31, 2010 and October 31, 2009 was as follows: ordinary income of $7,220,809 and $56,988,555, respectively.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of October 31, 2010, the components of distributable earnings on a tax basis included $27,177,664 of undistributed ordinary income.

Annual report | Large Cap Equity Fund	29

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals, foreign currency transactions, investments in passive foreign investment companies and expiration of capital loss carryforward of $143,477,003.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net assets; and (b) 0.600% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended October 31, 2010 were equivalent to an annual effective rate of 0.625% of the Fund’s average daily net assets.

The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.61%, 1.51%, 1.21%, and 0.91% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. These fee waivers and expense limitations shall remain in effect until February 28, 2011. Accordingly, these expense reductions amounted to $508 for Class R4 shares.

In addition, the Adviser voluntarily waived certain other expenses. Accordingly, these expense reductions amounted to $516,567, $34,093 and $111,062 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2010.

Accounting and legal services. Pursuant to an Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense

30	Large Cap Equity Fund | Annual report

was incurred. The accounting and legal services fees incurred for the year ended October 31, 2010 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES	SERVICE FEE

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,339,936 for the year ended October 31, 2010. Of this amount, $325,847 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,989,621 was paid as sales commissions to broker-dealers and $24,468 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2010, CDSCs received by the Distributor amounted to $211,162 and $76,305 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Annual report | Large Cap Equity Fund	31

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B Class C, Class R1, Class R3, Class R4 and Class R5 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended October 31, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$4,667,653	$3,583,857
Class B	1,054,325	203,167
Class C	3,743,522	718,362
Class I	—	159,905
Class R1	5,455	1,395
Class R3	2,080	888
Class R4	112	629
Class R5	—	845
Total	$9,473,147	$4,669,048

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates — trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the year ended October 31, 2010 and for the year ended October 31, 2009 were as follows:

	Year ended 10-31-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	27,926,862	$647,516,923	37,704,320	$689,698,346
Distributions reinvested	237,823	5,391,449	2,333,771	37,620,391
Repurchased	(23,795,630)	(549,396,505)	(31,513,072)	(557,233,273)

Net increase	4,369,055	$103,511,867	8,525,019	$170,085,464

Class B shares

Sold	719,982	$15,450,602	1,246,903	$21,077,789
Distributions reinvested	—	—	141,890	2,132,611
Repurchased	(1,404,663)	(30,222,200)	(2,348,671)	(38,963,726)

Net decrease	(684,681)	($14,771,598)	(959,878)	($15,753,326)

Class C shares

Sold	5,539,697	$119,269,122	6,443,394	$111,387,660
Distributions reinvested	—	—	274,492	4,125,620
Repurchased	(4,304,080)	(91,946,405)	(5,042,444)	(83,043,481)

Net increase	1,235,617	$27,322,717	1,675,442	$32,469,799

32	Large Cap Equity Fund | Annual report

	Year ended 10-31-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class I shares

Sold	6,874,569	$165,628,680	6,846,223	$125,035,492
Distributions reinvested	27,985	654,280	127,642	2,118,864
Repurchased	(4,548,457)	(108,139,050)	(7,464,549)	(137,955,654)

Net increase (decrease)	2,354,097	$58,143,910	(490,684)	($10,801,298)

Class R1 shares

Sold	94,563	$2,231,986	5,653	$111,058
Repurchased	(8,442)	(200,952)	—	—

Net increase	86,121	$2,031,034	5,653	$111,058

Class R3 shares

Sold	58,797	$1,386,632	1,328	$25,000
Repurchased	(13,878)	(337,409)	—	—

Net increase	44,919	$1,049,223	1,328	$25,000

Class R4 shares

Sold	2,848	$67,770	1,328	$25,000

Net increase	2,848	$67,770	1,328	$25,000

Class R5 shares

Sold	70,384	$1,645,675	5,165	$116,059
Distributions reinvested	18	427	—	—
Repurchased	(3,251)	(77,670)	—	—

Net increase	67,151	$1,568,432	5,165	$116,059

Net increase	7,475,127	$178,923,355	8,763,373	$176,277,756

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $2,419,555,525 and $2,335,904,335, respectively, for the year ended October 31, 2010.

Annual report | Large Cap Equity Fund	33

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Large Cap Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Large Cap Equity Fund (the “Fund”) at October 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, subsequent to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

We believe that our audits, which included confirmation of securities as of October 31, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion. The financial highlights for the period ended December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2010

34	Large Cap Equity Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2010.

The Fund designates the maximum amount allowable for the corporate dividends received deduction for the fiscal year ended October 31, 2010.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Large Cap Equity Fund	35

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Large Cap Equity Fund (the Fund), a series of John Hancock Investment Trust (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, MFC Global Investment Management (U.S.), LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee B is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale; (d) a summary

36	Large Cap Equity Fund | Annual report

of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Annual report | Large Cap Equity Fund	37

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under separate agreements. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index. The Board noted that the Fund outperformed its benchmark index and its Category and Peer Group medians for the 3-, 5- and 10-year periods (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Large Cap Equity Fund	33.73%	4.17%	9.58%	1.69%
S&P 500 Index	26.46%	–5.63%	0.42%	–0.95%
Large Growth Category Median	34.36%	–2.70%	1.35%	–1.59%
Morningstar 15(c) Peer Group Median	34.25%	–2.43%	2.18%	–2.03%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

38	Large Cap Equity Fund | Annual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6-10 basis points, respectively, and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was slightly below the Category median and inline with the Peer Group median. The Board noted the following information about the Fund’s Gross and Net Expense Ratios in relation with the Fund’s Peer Group and Category:

EXPENSE RATIO		RELATION TO PEER GROUP	RELATION TO CATEGORY

Gross Expense Ratio (Class A)	1.23%	Inline	Inline
Net Expense Ratio (Class A)	1.22%	Inline	Inline

The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale,

Annual report | Large Cap Equity Fund	39

for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

40	Large Cap Equity Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (1997–1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	1994	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	1986	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Annual report | Large Cap Equity Fund	41

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	1994	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	1994	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

42	Large Cap Equity Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009);
Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (since 2005); Director, John Hancock Investment
Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
retail funds (since 2005); Member, Investment Company Institute Sales Force Marketing
Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock Trust
(since 2006); Senior Vice President, Product Management and Development, John Hancock Funds,
LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Annual report | Large Cap Equity Fund	43

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer, MFC
Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief
Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since
2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007); Managing Director and Treasurer, Scudder Funds, Deutsche Asset
Management (2003–2005).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock Closed-End Funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Trust (since 2010); Assistant Treasurer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009); Assistant
Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management Research
Company (2005–2007); Assistant Treasurer, Scudder Group of Funds (2003–2005); Director, Deutsche
Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.
2 Member of Audit Committee.
3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.
4 Mr. McHaffie and Mr. Schiavone were appointed by the Board of Trustees effective 8-31-10.

44	Large Cap Equity Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.), LLC
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Large Cap Equity Fund	45

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.	5000A 10/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/10

John Hancock
MUTUAL FUNDS

John Hancock
Small Cap Intrinsic Value Fund

Annual Report
10.31.10

Management’s discussion of

Fund performance

By MFC Global Investment Management (U.S.), LLC

Stocks posted strong results for the year ended October 31, 2010, with the gains coming in the first half and then late in the period after the Federal Reserve indicated it would take more steps to boost the economy. The rest of the time, the market was volatile, pulling back amid concerns over the economy, unemployment and interest rates. A weaker-than-expected housing market and uncertainty around health care and financial regulatory reform further unsettled investors. In this environment, small-cap stocks surged ahead of large caps, fueled by low interest rates, a pickup in mergers and acquisitions and improving economic prospects.

For the year ended October 31, 2010, John Hancock Small Cap Intrinsic Value Fund’s Class A shares returned 31.79% at net asset value, outpacing both its benchmark, the Russell 2000 Index, which returned 26.58%, and the Morningstar, Inc. small blend category average return of 25.20%. Our focus remained on stocks trading below what we thought their assets were worth and where we could see catalysts to help unlock value. We also looked for strong cash flows, solid balance sheets and proven management teams. Stock selection was very strong, while sector allocations also helped. Investments in the consumer discretionary, health care and information technology sectors had the biggest impact on results. Top contributors included DG FastChannel Inc., a digital technology service company, and Retail Ventures, Inc., which owns the DSW footwear chain. In health care, a standout was OSI Pharmaceuticals, Inc., a biopharmaceutical company specializing in treatments for cancer and metabolic diseases. We locked in profits and sold OSI and DG FastChannel. Energy stock selection detracted from results versus the index. The biggest disappointment was Seahawk Drilling, Inc., an energy services company that was hurt by the drilling moratorium in the Gulf of Mexico.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Investments in small companies involve greater risks than those in larger, more well-known companies. See the prospectus for the risks of investing in small-cap stocks. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

6	Small Cap Intrinsic Value Fund | Annual report

A look at performance

For the period ended October 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A	25.20	4.43	—	4.97[2]	25.20	24.18	—	31.63[2]

Class B	25.44	4.36	—	4.99[2]	25.44	23.76	—	31.81[2]

Class C	29.72	4.78	—	5.21[2]	29.72	26.33	—	33.40[2]

Class I1	32.26	5.95	—	6.35[2]	32.26	33.51	—	41.79[2]

Class NAV[1]	32.45	—	—	–5.43[3]	32.45	—	—	–17.76[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.76%, Class B — 2.75%, Class C — 2.53%, Class I — 1.23% and Class NAV — 0.99%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.
2 From 2-28-05.
3 From 5-1-07.

Annual report | Small Cap Intrinsic Value Fund	7

A look at performance

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	2-28-05	$13,281	$13,181	$11,956

Class C2	2-28-05	13,340	13,340	11,956

Class I3	2-28-05	14,179	14,179	11,956

Class NAV[3]	5-1-07	8,224	8,224	9,053

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of 10-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index of 2,000 U.S. small-capitalization companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.
2 No contingent deferred sales charge applicable.
3 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

8	Small Cap Intrinsic Value Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2010 with the same investment held until October 31, 2010.

	Account value	Ending value on	Expenses paid during
	on 5-1-10	10-31-10	period ended 10-31-10[1]

Class A	$1,000.00	$958.10	$7.21

Class B	1,000.00	953.00	13.04

Class C	1,000.00	954.80	10.99

Class I	1,000.00	959.80	5.48

Class NAV	1,000.00	960.80	4.79

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Small Cap Intrinsic Value Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2010, with the same investment held until October 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 5-1-10	10-31-10	period ended 10-31-10[1]

Class A	$1,000.00	$1,017.80	$7.43

Class B	1,000.00	1,011.80	13.44

Class C	1,000.00	1,014.00	11.32

Class I	1,000.00	1,019.60	5.65

Class NAV	1,000.00	1,020.30	4.94

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.46%, 2.65%, 2.23%, 1.11% and 0.97% for Class A,
Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Small Cap Intrinsic Value Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Lazard, Ltd., Class A	5.2%	Collective Brands, Inc.	4.0%

Domino’s Pizza, Inc.	5.0%	Verisk Analytics, Inc., Class A	3.8%

Silver Standard Resources, Inc.	4.2%	Retail Ventures, Inc.	3.6%

Broadridge Financial Solutions, Inc.	4.0%	Iconix Brand Group, Inc.	3.5%

Denbury Resources, Inc.	4.0%	Pulte Group, Inc.	3.4%

Sector Composition[2,3]

Consumer Discretionary	35%	Industrials	7%

Financials	23%	Information Technology	7%

Energy	15%	Health Care	3%

Materials	9%	Other	1%

1 As a percentage of net assets on 10-31-10. Cash and cash equivalents are not included in Top 10 Holdings.
2 As a percentage of net assets on 10-31-10.
3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Small Cap Intrinsic Value Fund	11

Fund’s investments

As of 10-31-10

	Shares	Value
Common Stocks 99.37%		$381,690,282

(Cost $349,871,436)

Consumer Discretionary 35.02%		134,532,395

Auto Components 0.74%

Azure Dynamics Corp. (I)	10,000,000	2,843,416

Diversified Consumer Services 1.73%

ChinaCast Education Corp. (I)	870,000	6,655,500

Hotels, Restaurants & Leisure 5.84%

Domino’s Pizza, Inc. (I)	1,285,000	19,069,400

International Speedway Corp., Class A	147,200	3,362,048

Household Durables 6.58%

MDC Holdings, Inc.	475,000	12,231,250

Pulte Group, Inc. (I)	1,662,693	13,052,140

Media 7.95%

Ascent Media Corp., Class A (I)	160,634	4,375,670

Live Nation Entertainment, Inc. (I)	400,000	3,796,000

MDC Partners, Inc., Class A	800,000	11,120,000

Sirius XM Radio, Inc. (I)	7,523,000	11,246,885

Multiline Retail 3.57%

Retail Ventures, Inc. (I)	1,010,000	13,725,900

Specialty Retail 3.99%

Collective Brands, Inc. (I)	1,000,000	15,330,000

Textiles, Apparel & Luxury Goods 4.62%

Iconix Brand Group, Inc. (I)	770,000	13,475,000

Joe’s Jeans, Inc. (I)	2,741,410	4,249,186

Energy 14.58%		56,016,859

Energy Equipment & Services 3.48%

Atwood Oceanics, Inc. (I)	225,000	7,314,750

Seahawk Drilling, Inc. (I)(V)	600,000	6,048,000

Oil, Gas & Consumable Fuels 11.10%

Aventine Renewable Energy Holdings, Inc. (I)	88,411	2,364,993

Delta Petroleum Corp. (I)	1,956,109	1,431,872

Denbury Resources, Inc. (I)	903,000	15,369,060

Forest Oil Corp. (I)	244,513	7,513,884

Penn Virginia Corp.	400,000	5,928,000

Plains Exploration & Production Company (I)	280,000	7,803,600

SandRidge Energy, Inc. (I)	410,000	2,242,700

12	Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

	Shares	Value
Financials 23.07%		$88,595,185

Capital Markets 5.19%

Lazard, Ltd., Class A	540,000	19,926,001

Commercial Banks 2.34%

Bond Street Holdings LLC, Class A (I)(S)	450,000	9,000,000

Diversified Financial Services 6.17%

MSCI, Inc. (I)	316,880	11,360,148

PICO Holdings, Inc. (I)	401,002	12,326,801

Insurance 3.74%

Assured Guaranty, Ltd.	400,000	7,620,000

Maiden Holdings, Ltd.	880,249	6,733,905

Real Estate Investment Trusts 2.72%

Invesco M ortgage Capital, Inc.	485,000	10,471,150

Real Estate Management & Development 1.99%

China Housing & Land Development, Inc. (I)	422,000	1,008,580

The St. Joe Company (I)	300,000	6,057,000

Xinyuan Real Estate Company, Ltd., ADR (I)	180,000	563,400

Thrifts & Mortgage Finance 0.92%

Northeast Community Bancorp, Inc.	590,000	3,528,200

Health Care 2.76%		10,604,121

Health Care Equipment & Supplies 2.48%

Hologic, Inc. (I)	595,000	9,531,900

Pharmaceuticals 0.28%

Novabay Pharmaceuticals, Inc. (I)	541,526	1,072,221

Industrials 7.37%		28,298,342

Building Products 1.16%

USG Corp. (I)	352,099	4,464,615

Professional Services 3.76%

Verisk Analytics, Inc., Class A (I)	484,137	14,432,124

Trading Companies & Distributors 2.45%

RSC Holdings, Inc. (I)	586,832	4,741,603

Seacube Container Leasing, Ltd. (I)	400,000	4,660,000

Information Technology 6.58%		25,294,998

Communications Equipment 1.72%

Hughes Communications, Inc. (I)	110,352	3,132,893

Sycamore Networks, Inc.	113,846	3,471,165

Internet Software & Services 4.00%

Broadridge Financial Solutions, Inc.	698,870	15,375,140

Semiconductors & Semiconductor Equipment 0.86%

Teradyne, Inc. (I)	295,000	3,315,800

Materials 9.20%		35,328,662

Containers & Packaging 3.05%

Graham Packaging Company, Inc. (I)	982,281	11,718,612

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund	13

			Shares	Value
Metals & Mining 5.48%

Minefinders Corp. Ltd. (I)			180,000	$1,585,800

Royal Gold, Inc.			67,000	3,317,170

Silver Standard Resources, Inc. (I)			664,000	16,121,920

Paper & Forest Products 0.67%

Louisiana-Pacific Corp. (I)			334,000	2,585,160

Telecommunication Services 0.50%				1,917,827

Wireless Telecommunication Services 0.50%

Leap Wireless International, Inc. (I)			168,083	1,917,827

Utilities 0.29%				1,101,893

Independent Power Producers & Energy Traders 0.07%

Mirant Corp. (I)			25,000	265,250

Water Utilities 0.22%

Purecycle Corp. (I)			255,854	836,643

Options Purchased 0.57%				$2,183,750

(Cost $699,250)

	Number of	Exercise
Issuer	contracts	price		Value
Liberty Global, Inc., Class A, Call
(Expiration Date: 1-21-11) (I)	200,000	$30.00		1,610,000

Liberty Global, Inc., Class A, Call
(Expiration Date: 1-20-12) (I)	25,000	15.00		573,750

Total investments (Cost $350,570,686)† 99.94%				$383,874,032

Other assets and liabilities, net 0.06%				$223,010

Total net assets 100.00%				$384,097,042

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 8 of the Notes to financial statements.

† At 10-31-10, the aggregate cost of investment securities for federal income tax purposes was $355,990,727. Net unrealized appreciation aggregated $27,883,305, of which $55,774,814 related to appreciated investment securities and $27,891,509 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on 10-31-10:

United States	86%
Canada	8%
Bermuda	4%
China	2%

14	Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $339,249,358)	$377,826,032
Investments in affiliated issuers, at value (Cost $11,321,328) (Note 8)	6,048,000

Total investments, at value (Cost $350,570,686)	383,874,032
Receivable for investments sold	10,258,610
Receivable for fund shares sold	707,224
Dividends receivable	20,974
Other receivables and prepaid assets	62,462

Total assets	394,923,302

Liabilities

Due to custodian	2,021,970
Payable for investments purchased	8,109,268
Payable for fund shares repurchased	487,564
Payable to affiliates
Accounting and legal services fees	4,301
Transfer agent fees	56,791
Distribution and service fees	73,737
Trustees’ fees	6,568
Other liabilities and accrued expenses	66,061
Total liabilities	10,826,260

Net assets

Capital paid-in	$564,991,559
Accumulated net investment loss	(1,285,994)
Accumulated net realized loss on investments and foreign
currency transactions	(212,911,869)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	33,303,346
Net assets	$384,097,042

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($166,063,619 ÷ 14,249,364 shares)	$11.65
Class B ($5,501,940 ÷ 494,088 shares)[1]	$11.14
Class C ($32,313,182 ÷ 2,886,885 shares)[1]	$11.19
Class I ($34,110,322 ÷ 2,858,597 shares)	$11.93
Class NAV ($146,107,979 ÷ 12,172,398 shares)	$12.00

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.26

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,407,304
Interest	1,583
Less foreign taxes withheld	(20,289)

Total investment income	3,388,598

Expenses

Investment management fees (Note 5)	3,159,706
Distribution and service fees (Note 5)	823,198
Accounting and legal services fees (Note 5)	52,283
Transfer agent fees (Note 5)	397,478
Trustees’ fees (Note 5)	20,422
State registration fees (Note 5)	80,746
Printing and postage (Note 5)	44,934
Professional fees	54,791
Custodian fees	38,477
Registration and filing fees	23,053
Other	91,570

Total expenses	4,786,658
Less expense reductions (Note 5)	(62,093)

Net expenses	4,724,565

Net investment loss	(1,335,967)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	47,897,050
Foreign currency transactions	(98,567)

47,798,483
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	42,084,853
Investments in affiliated issuers	(6,850,779)
Translation of assets and liabilities in foreign currencies	95,855

35,329,929

Net realized and unrealized gain	83,128,412

Increase in net assets from operations	$81,792,445

16	Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-10	10-31-09
Increase (decrease) in net assets

From operations
Net investment loss	($1,335,967)	($1,831,908)
Net realized gain (loss)	47,798,483	(180,727,138)
Change in net unrealized appreciation (depreciation)	35,329,929	237,816,593

Increase in net assets resulting from operations	81,792,445	55,257,547

Distributions to shareholders
From net investment income
Class A	—	(970,434)
Class B	—	(40,254)
Class C	—	(185,988)
Class I	—	(133,598)
Class NAV	—	(905,969)
From net realized gain
Class A	—	(2,955,690)
Class B	—	(116,356)
Class C	—	(618,795)
Class I	—	(486,041)
Class NAV	—	(2,790,740)

Total distributions	—	(9,203,865)

From Fund share transactions (Note 6)	31,567,543	(3,441,931)

Total increase	113,359,988	42,611,751

Net assets

Beginning of year	270,737,054	228,125,303

End of year	$384,097,042	$270,737,054

Accumulated net investment loss	($1,285,994)	($634,989)

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]

Per share operating performance

Net asset value, beginning
of period	$8.84	$6.95	$14.68	$13.70	$10.86	$10.00
Net investment loss[4]	(0.06)	(0.08)	(0.01)	(0.01)	(0.07)[5]	(0.01)
Net realized and unrealized gain (loss)
on investments	2.87	2.27	(7.72)	1.36	3.21	1.72
Total from investment operations	2.81	2.19	(7.73)	1.35	3.14	1.71
Less distributions
From net investment income	—	(0.07)	—	—	—	—
From net realized gain	—	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	—	(0.30)	—	(0.37)	(0.30)	(0.85)
Net asset value, end of period	$11.65	$8.84	$6.95	$14.68	$13.70	$10.86
Total return (%)[6]	31.79[7]	33.57[7]	(52.66)[8]	9.91[7]	28.99[7]	17.28[7,8]

Ratios and supplemental data

Net assets, end of period (in millions)	$166	$119	$100	$199	$30	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.52	1.86[9]	1.56[10]	1.54	2.23	4.89[10]
Expenses net of fee waivers
and credits	1.49	1.84[9]	1.56[10]	1.53	1.65	1.45[10]
Net investment loss	(0.52)	(1.10)	(0.10)[10]	(0.07)	(0.58)[5]	(0.08)[10]
Portfolio turnover (%)	112	127	70	32	82	97

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Period from 2-28-05 (inception date) to 12-31-05.
4 Based on the average daily shares outstanding.
5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
6 Does not reflect the effect of sales charges, if any.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Not annualized.
9 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
10 Annualized.

18	Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]

Per share operating performance

Net asset value, beginning
of period	$8.54	$6.79	$14.41	$13.55	$10.81	$10.00
Net investment loss[4]	(0.16)	(0.15)	(0.08)	(0.12)	(0.16)[5]	(0.05)
Net realized and unrealized gain
(loss) on investments	2.76	2.20	(7.54)	1.35	3.20	1.71
Total from investment operations	2.60	2.05	(7.62)	1.23	3.04	1.66
Less distributions
From net investment income	—	(0.07)	—	—	—	—
From net realized gain	—	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	—	(0.30)	—	(0.37)	(0.30)	(0.85)
Net asset value, end of period	$11.14	$8.54	$6.79	$14.41	$13.55	$10.81
Total return (%)[6]	30.44[7]	32.25[7]	(52.88)[8]	9.13	28.20[7]	16.78[7,8]

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$5	$4	$9	$3	—[9]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.58	2.86[10]	2.28[11]	2.24	2.93	5.39[11]
Expenses net of fee waivers
and credits	2.54	2.84[10]	2.27[11]	2.23	2.35	1.95[11]
Net investment loss	(1.58)	(2.11)	(0.80)[11]	(0.82)	(1.25)[5]	(0.57)[11]
Portfolio turnover (%)	112	127	70	32	82	97

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Period from 2-28-05 (inception date) to 12-31-05.
4 Based on the average daily shares outstanding.
5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
6 Does not reflect the effect of sales charges, if any.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Not annualized.
9 Less than $500,000.
10 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
11 Annualized.

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund	19

CLASS C SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]

Per share operating performance

Net asset value, beginning
of period	$8.56	$6.79	$14.41	$13.55	$10.81	$10.00
Net investment loss[4]	(0.13)	(0.13)	(0.08)	(0.11)	(0.16)[5]	(0.05)
Net realized and unrealized gain
(loss) on investments	2.76	2.20	(7.54)	1.34	3.20	1.71
Total from investment operations	2.63	2.07	(7.62)	1.23	3.04	1.66
Less distributions
From net investment income	—	(0.07)	—	—	—	—
From net realized gain	—	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	—	(0.30)	—	(0.37)	(0.30)	(0.85)
Net asset value, end of period	$11.19	$8.56	$6.79	$14.41	$13.55	$10.81
Total return (%)[6]	30.72[7]	32.56[7]	(52.88)[8]	9.13	28.20[7]	16.78[7,8]

Ratios and supplemental data

Net assets, end of period (in millions)	$32	$22	$20	$49	$8	—[9]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.28	2.64[10]	2.25[11]	2.24	2.93	5.39[11]
Expenses net of fee waivers
and credits	2.24	2.62[10]	2.25[11]	2.23	2.35	1.95[11]
Net investment loss	(1.28)	(1.88)	(0.77)[11]	(0.76)	(1.27)[5]	(0.57)[11]
Portfolio turnover (%)	112	127	70	32	82	97

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Period from 2-28-05 (inception date) to 12-31-05.
4 Based on the average daily shares outstanding.
5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
6 Does not reflect the effect of sales charges, if any.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Not annualized.
9 Less than $500,000.
10 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
11 Annualized.

20	Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]

Per share operating performance

Net asset value, beginning of period	$9.02	$7.06	$14.85	$13.80	$10.89	$10.00
Net investment income (loss)[4]	(0.02)	(0.05)	0.05	0.09	(0.03)[5]	0.02
Net realized and unrealized gain (loss)
on investments	2.93	2.31	(7.84)	1.34	3.24	1.72
Total from investment operations	2.91	2.26	(7.79)	1.43	3.21	1.74
Less distributions
From net investment income	—	(0.07)	—	(0.01)	—	—
From net realized gain	—	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	—	(0.30)	—	(0.38)	(0.30)	(0.85)
Net asset value, end of period	$11.93	$9.02	$7.06	$14.85	$13.80	$10.89
Total return (%)	32.26	34.11	(52.46)[6]	10.39	29.55[7]	17.58[6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	$34	$16	$20	$82	$1	—[8]
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.12	1.42[9]	1.06[10]	1.10	1.78	4.59[10]
Expenses net of fee waivers
and credits	1.12	1.42[9]	1.06[10]	1.09	1.20	1.15[10]
Net investment income (loss)	(0.17)	(0.65)	0.43[10]	0.57	(0.27)[5]	0.22[10]
Portfolio turnover (%)	112	127	70	32	82	97

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Period from 2-28-05 (inception date) to 12-31-05.
4 Based on the average daily shares outstanding.
5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Less than $500,000.
9 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
10 Annualized.

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund	21

CLASS NAV SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07[2]

Per share operating performance

Net asset value, beginning of period	$9.06	$7.07	$14.85	$15.73
Net investment income (loss)[3]	—	(0.03)	0.05	0.09
Net realized and unrealized gain (loss) on investments	2.94	2.32	(7.83)	(0.58)
Total from investment operations	2.94	2.29	(7.78)	(0.49)
Less distributions
From net investment income	—	(0.07)	—	(0.02)
From net realized gain	—	(0.23)	—	(0.37)
Total distributions	—	(0.30)	—	(0.39)
Net asset value, end of period	$12.00	$9.06	$7.07	$14.85
Total return (%)	32.45	34.52[4]	(52.39)[4,5]	(3.05)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$146	$108	$84	$181
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	1.18[6]	0.99[7]	0.94[7]
Expenses net of fee waivers and credits	0.96	1.18[6]	0.99[7]	0.94[7]
Net investment income (loss)	—[8]	(0.45)	0.51[7]	0.57[7]
Portfolio turnover (%)	112	127	70	32[9]

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Beginning of operations from 5-1-07 (inception) to 12-31-07.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
7 Annualized.
8 Less than (0.005%).
9 Portfolio turnover shown is calculated for the full fiscal year.

22	Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Small Cap Intrinsic Value Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, state registration fees and printing and postage expenses for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual report | Small Cap Intrinsic Value Fund	23

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$134,532,395	$134,532,395	—	—
Energy	56,016,859	56,016,859	—	—
Financials	88,595,185	79,595,185	$9,000,000	—
Health Care	10,604,121	10,604,121	—	—
Industrials	28,298,342	28,298,342	—	—
Information Technology	25,294,998	25,294,998	—	—
Materials	35,328,662	35,328,662	—	—
Telecommunication
Services	1,917,827	1,917,827	—	—
Utilities	1,101,893	1,101,893	—	—
Options Purchased	2,183,750	2,183,750	—	—

Total Investments in
Securities	$383,874,032	$374,874,032	$9,000,000	—

During the year ended October 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

24	Small Cap Intrinsic Value Fund | Annual report

Real estate investment trusts. From time to time, the Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended October 31, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $211,808,280 available to offset future net realized capital gains as of October 31, 2010. The loss carryforward expires as follows: October 31, 2016 — $31,326,570 and October 31, 2017 — $180,481,710.

Annual report | Small Cap Intrinsic Value Fund	25

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended October 31, 2010 and October 31, 2009 was as follows:

	OCTOBER 31, 2010	OCTOBER 31, 2009

Ordinary Income	—	$8,362,114
Long-Term Capital Gain	—	$841,751

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of October 31, 2010, the components of distributable earnings on a tax basis included $3,035,418 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals and passive foreign investment companies.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including purchased options in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the Fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently

26	Small Cap Intrinsic Value Fund | Annual report

“marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the year ended October 31, 2010, the Fund used purchased options to manage against anticipated changes in securities markets. The range of purchased options contracts held by the Fund during the year ended October 31, 2010 was $527,500 to $2,183,750.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2010 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Investments in unaffiliated	Purchased	$2,183,750	—
	issuers, at value*	Options

Total			$2,183,750	—

* Purchased options are included in the Fund’s Investments.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the for the year ended October 31, 2010:

	STATEMENT OF	INVESTMENTS
RISK	OPERATIONS LOCATION	(PURCHASED OPTIONS)	TOTAL

Equity contracts	Change in unrealized	$1,484,500	$1,484,500
	appreciation
	(depreciation)
Total		$1,484,500	$1,484,500

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk for material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Annual report | Small Cap Intrinsic Value Fund	27

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.900% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.850% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended October 31, 2010 were equivalent to an annual effective rate of 0.90% of the Fund’s average daily net assets.

In addition, the Adviser voluntarily waived certain other expenses. Accordingly, these expense reductions amounted to $50,137, $2,022 and $9,934 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2010.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended October 31, 2010, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $230,310 for the year ended October 31, 2010. Of this amount, $33,536 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $194,349 was paid as sales commissions to broker-dealers and $2,425 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2010, CDSCs amounts received by the Distributor amounted to $18,869 and $4,639 for Class B and Class C shares, respectively.

28	Small Cap Intrinsic Value Fund | Annual report

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended October 31, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$481,191	$309,989	$24,168	$31,476
Class B	54,065	10,782	19,181	1,583
Class C	287,942	56,578	17,407	6,889
Class I	—	20,129	19,990	4,986
Total	$823,198	$397,478	$80,746	$44,934

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended October 31, 2010 and October 31, 2009 were as follows:

	Year ended 10-31-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	10,586,444	$117,849,048	6,337,934	$48,501,413
Distributions reinvested	—	—	569,728	3,426,173
Repurchased	(9,826,773)	(102,655,615)	(7,846,061)	(50,063,946)

Net increase (decrease)	759,671	$15,193,433	(938,399)	$1,863,640

Annual report | Small Cap Intrinsic Value Fund	29

	Year ended 10-31-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class B shares

Sold	214,792	$2,278,267	207,103	$1,557,965
Distributions reinvested	—	—	23,339	137,417
Repurchased	(277,198)	(2,822,979)	(200,731)	(1,360,428)

Net increase (decrease)	(62,406)	($544,712)	29,711	$334,954

Class C shares

Sold	1,075,614	$11,365,697	903,472	$6,747,448
Distributions reinvested	—	—	109,752	642,187
Repurchased	(817,070)	(8,364,139)	(1,371,403)	(8,629,886)

Net increase (decrease)	258,544	$3,001,558	(358,179)	($1,240,251)

Class I shares

Sold	3,719,590	$40,922,534	889,966	$6,213,247
Distributions reinvested	—	—	24,189	152,406
Repurchased	(2,623,230)	(28,420,284)	(1,926,758)	(12,009,126)

Net increase (decrease)	1,096,360	$12,502,250	(1,012,603)	($5,643,473)

Class NAV shares

Sold	2,491,543	$26,924,486	1,787,316	$12,377,496
Distributions reinvested	—	—	605,106	3,696,709
Repurchased	(2,275,509)	(25,509,472)	(2,356,098)	(14,831,006)

Net increase	216,034	$1,415,014	36,324	$1,243,199

Net increase (decrease)	2,268,203	$31,567,543	(2,243,146)	($3,441,931)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $417,264,090 and $384,349,555, respectively, for the year ended October 31, 2010.

Note 8 – Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended October 31, 2010, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Seahawk Drilling, Inc.
Bought: 522,190
Sold: none	77,810	600,000	—	—	$6,048,000

30	Small Cap Intrinsic Value Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Small Cap Intrinsic Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Intrinsic Value Fund (the “Fund”) at October 31, 2010 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, subsequent to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

The financial highlights for the period ended December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2010

Annual report | Small Cap Intrinsic Value Fund	31

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Small Cap Intrinsic Value Fund (the Fund), a series of John Hancock Investment Trust (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, MFC Global Investment Management (U.S.), LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee B is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment

32	Small Cap Intrinsic Value Fund | Annual report

companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance

Annual report | Small Cap Intrinsic Value Fund	33

with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Small Cap Intrinsic Value Fund	67.87%	–8.51%	N/A	N/A
Russell 2000 Index	27.17%	–6.07%	N/A	N/A
Small Blend Category Median	29.66%	–4.85%	N/A	N/A
Morningstar 15(c) Peer Group Median	27.99%	–8.32%	N/A	N/A

The Board considered presentations made by the Subadviser and the Adviser on the investment management style of the Subadviser and noted that the Subadviser has significantly improved performance over the one year period due to improved stock selection in its bottom-up strategy. The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

34	Small Cap Intrinsic Value Fund | Annual report

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category median and higher than the Peer Group median. The Board reviewed the Fund’s Gross Expense Ratio of 1.86% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was higher than the Peer Group and Category medians. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Annual report | Small Cap Intrinsic Value Fund	35

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

36	Small Cap Intrinsic Value Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (1997–1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2005	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2005	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Annual report | Small Cap Intrinsic Value Fund	37

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2005	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2005	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

38	Small Cap Intrinsic Value Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009);
Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (since 2005); Director, John Hancock Investment
Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
retail funds (since 2005); Member, Investment Company Institute Sales Force Marketing
Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock Trust
(since 2006); Senior Vice President, Product Management and Development, John Hancock Funds,
LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Annual report | Small Cap Intrinsic Value Fund	39

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer, MFC
Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief
Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since
2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007); Managing Director and Treasurer, Scudder Funds, Deutsche Asset
Management (2003–2005).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock Closed-End Funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Trust (since 2010); Assistant Treasurer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009); Assistant
Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management Research
Company (2005–2007); Assistant Treasurer, Scudder Group of Funds (2003–2005); Director, Deutsche
Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.
2 Member of Audit Committee.
3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.
4 Mr. McHaffie and Mr. Schiavone were appointed by the Board of Trustees effective 8-31-10.

40	Small Cap Intrinsic Value Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.), LLC
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Small Cap Intrinsic Value Fund	41

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.	6400A 10/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/10

John Hancock
MUTUAL FUNDS

John Hancock
Global Opportunities Fund

Annual Report
10.31.10

Management’s discussion of

Fund performance

By MFC Global Investment Management (U.S.), LLC

Stocks climbed during the year ended October 31, 2010, buoyed by signs of economic improvements and low interest rates. However, concerns over China’s overheating economy, Europe’s sovereign debt crisis and the potential for a double-dip recession periodically pressured returns, creating volatile market conditions. Most of the year’s gains came late in the period after the U.S. government signaled its commitment to stimulate economic growth. Emerging markets, particularly India and Indonesia, turned in especially strong results, while most developed markets also posted solid gains.

John Hancock Global Opportunities Fund’s Class A shares returned 40.03% at net asset value for the 12 months ended October 31, 2010, beating its benchmark, the S&P Global BMI Index, as well as the Morningstar, Inc. world stock fund category average, which returned 16.11% and 16.44%, respectively. We focused on companies with attractive stock valuations, company-specific catalysts that could help unlock value, high free cash flows, improving prospects and shareholder-friendly management teams. Stock selection was especially strong in the consumer discretionary and energy sectors, where winners included Sirius XM Radio, Inc., a satellite radio company, and Liberty Media Corp., a media conglomerate. Sirius benefited from strong execution of its business plan, positive subscriber growth and improving car sales (many satellite radios are pre-installed in vehicles), while Liberty Media rallied as investors began to recognize the value of its underlying assets. We sold Liberty Media from the Fund’s portfolio before period end. OGX Petroleo e Gas Participacoes SA, a Brazilian oil and gas company, climbed on news of its drilling success and the expected sale of some of its oil blocks. Health care, materials and industrials stocks also aided performance. Investments in utilities detracted from results. Of note was French power company Electricite de France, which was pressured by the slower-than-expected pace of deregulation in its home market and a failed partnership agreement.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Global Opportunities Fund | Annual report

A look at performance

For the period ended October 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A	33.02	15.88	—	15.70[2]	33.02	108.96	—	128.60[2]

Class B	33.91	16.11	—	15.93[2]	33.91	111.03	—	131.20[2]

Class C	38.04	16.35	—	16.03[2]	38.04	113.22	—	132.41[2]

Class I1	40.60	17.45	—	17.12[2]	40.60	123.53	—	144.99[2]

Class NAV[1]	40.76	—	—	7.78[3]	40.76	—	—	25.26[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.68%, Class B —2.51%, Class C — 2.44%, Class I — 1.32% and Class NAV — 1.01%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.
2 From 2-28-05.
3 From 10-29-07.

Annual report | Global Opportunities Fund	7

A look at performance

Growth of $10,000

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	2-28-05	$23,220	$23,120	$13,058

Class C2	2-28-05	23,241	23,241	13,058

Class I3	2-28-05	24,499	24,499	13,058

Class NAV[3]	10-29-07	12,526	12,526	8,288

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of 10-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P Global BMI Index is an unmanaged index which covers both developed and emerging economies and includes over 10,000 companies in more than 53 countries.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.
2 No contingent deferred sales charge applicable.
3 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

8	Global Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2010 with the same investment held until October 31, 2010.

	Account value	Ending value	Expenses paid during
	on 5-1-10	on 10-31-10	period ended 10-31-10[1]

Class A	$1,000.00	$1,163.10	$8.23

Class B	1,000.00	1,157.90	12.73

Class C	1,000.00	1,158.60	12.13

Class I	1,000.00	1,165.40	6.06

Class NAV	1,000.00	1,166.00	5.40

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Global Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2010, with the same investment held until October 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-10	on 10-31-10	period ended 10-31-10[1]

Class A	$1,000.00	$1,017.60	$7.68

Class B	1,000.00	1,013.40	11.88

Class C	1,000.00	1,014.00	11.32

Class I	1,000.00	1,019.60	5.65

Class NAV	1,000.00	1,020.10	5.04

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.51%, 2.34%, 2.23%, 1.11% and 0.99% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Global Opportunities Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Denbury Resources, Inc.	4.9%	Deutsche Telekom AG	3.6%

Microsoft Corp.	4.8%	France Telecom SA	3.6%

Electricite de France	4.6%	The Charles Schwab Corp.	3.4%

OGX Petroleo e Gas		Geely Automobile
Participacoes SA	4.3%	Holdings Company, Ltd.	3.3%

Franco-Nevada Corp.	3.9%	Reliance Capital, Ltd.	3.3%

Sector Composition[2,3]

Energy	18%	Telecommunication Services	8%

Financials	15%	Consumer Discretionary	7%

Materials	12%	Health Care	4%

Information Technology	9%	Consumer Staples	2%

Industrials	8%	Short-Term Investments & Other	9%

Utilities	8%

1 As a percentage of net assets on 10-31-10. Cash and cash equivalents are not included in Top 10 Holdings or Top Five Countries.
2 As a percentage of net assets on 10-31-10.
3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Global Opportunities Fund	11

Fund’s investments

As of 10-31-10

	Shares	Value
Common Stocks 90.82%		$976,507,163

(Cost $817,029,496)

Brazil 12.45%		133,856,758

GP Investments, Ltd. (I)	3,829,795	16,217,446

Invest Tur Brasil — Desenvolvimento Imobiliario Turistico SA (I)(V)	1,962,258	25,158,633

LLX Logistica SA (I)	5,549,438	30,614,438

MMX Mineracao e Metalicos SA (I)	1,911,072	15,364,556

OGX Petroleo e Gas Participacoes SA (I)	3,542,420	46,501,685

Canada 8.22%		88,357,502

Avalon Rare Metals, Inc. (I)	3,419,045	15,253,118

Fortune Minerals, Ltd. (I)(V)	8,551,064	6,707,375

Franco-Nevada Corp.	1,209,626	41,724,329

Silver Standard Resources, Inc. (I)	1,016,173	24,672,680

China 1.59%		17,061,979

BYD Company, Ltd., Class H (I)	2,786,225	17,061,979

France 8.18%		88,004,662

Electricite de France	1,086,352	49,813,063

France Telecom SA	1,590,626	38,191,599

Germany 3.56%		38,230,476

Deutsche Telekom AG	2,636,904	38,230,476

Hong Kong 3.99%		42,959,283

Geely Automobile Holdings Company, Ltd.	62,644,684	35,524,799

Natural Beauty Bio-Technology, Ltd.	25,059,890	7,434,484

India 7.23%		77,736,348

Reliance Capital, Ltd.	1,902,053	34,957,184

Reliance Infrastructure, Ltd.	1,496,755	34,792,452

Sun Pharmaceutical Industries, Ltd.	168,083	7,986,712

Indonesia 1.17%		12,544,822

Bumi Resources Tbk PT	50,448,633	12,544,822

Japan 2.57%		27,590,236

Chiyoda Corp.	3,346,805	27,590,236

Spain 2.99%		32,153,793

Abengoa SA	1,162,579	32,153,793

Thailand 3.58%		38,536,719

Bangkok Dusit Medical Service PCL	15,136,189	20,321,268

Bumrungrad Hospital PCL	15,828,963	18,215,451

12	Global Opportunities Fund | Annual report	See notes to financial statements

	Shares	Value
United Kingdom 0.67%		$7,211,994

Vodafone Group PLC, SADR	262,159	7,211,994

United States 34.62%		372,262,591

Bank of America Corp.	2,215,500	25,345,320

Brazil Ethanol, Inc. (I)(S)	301,903	3,019

Colgate-Palmolive Company	234,655	18,096,594

Denbury Resources, Inc. (I)	3,121,365	53,125,632

Google, Inc., Class A (I)	51,162	31,361,794

Microsoft Corp.	1,940,187	51,686,582

Monsanto Company	367,777	21,853,309

Plains Exploration & Production Company (I)	787,432	21,945,730

Rex Energy Corp. (I)	1,478,449	18,214,492

Sirius XM Radio, Inc. (I)	17,505,031	26,170,021

Sycamore Networks, Inc.	452,721	13,803,463

The Charles Schwab Corp.	2,378,210	36,624,434

TXCO Resources, Inc. (I)	339,330	0

Warren Resources, Inc. (I)(V)	7,883,484	32,952,963

Wells Fargo & Company	808,253	21,079,238

Rights 0.00%		$4,905

(Cost $0)

Brazil 0.00%		4,905

MMX Mineracao e Metalicos SA (Expiration Date: 11-03-10;
Strike Price: BRL 13.96) (I)	834,022	4,905

Warrants 0.01%		$82,673

(Cost $0)

Canada 0.01%		82,673

Fortune Minerals, Ltd. (Expiration Date 09-02-11; Strike Price: CAD 0.80) (I)	344,154	82,673

		Maturity
	Yield (%)*	date	Par value	Value
Short-Term Investments 9.23%				$99,300,916

(Cost $99,300,982)

Short-Term Securities 9.23%				99,300,916

Citibank Argentina Cash Reserve	0.010	11-23-10	$982	982

Federal Home Loan Bank Discount Notes	0.100	11-01-10	99,300,000	99,299,934

Total investments (Cost $916,330,478)† 100.06%			$1,075,895,657

Other assets and liabilities, net (0.06%)				($646,204)

Total net assets 100.00%			$1,075,249,453

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Annual report | Global Opportunities Fund	13

Notes to Schedule of Investments

BRL	Brazilian Real
CAD	Canadian Dollar
SADR	Sponsored American Depositary Receipts
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(V)	The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. See Note 8.
†	At 10-31-10, the aggregate cost of investment securities for federal income tax purposes was $957,313,287. Net unrealized appreciation aggregated $118,582,370, of which $131,711,043 related to appreciated investment securities and $13,128,673 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 10-31-10:

Energy	18%
Financials	15%
Materials	12%
Information Technology	9%
Industrials	8%
Utilities	8%
Telecommunication Services	8%
Consumer Discretionary	7%
Health Care	4%
Consumer Staples	2%
Short-Term Investments & Other	9%

14	Global Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $876,356,138)	$1,011,076,686
Investments in affiliated issuers, at value (Cost $39,974,340) (Note 8)	$64,818,971

Investments, at value (Cost $916,330,478)	$1,075,895,657

Cash	392,535
Foreign currency, at value (Cost $6,504,346)	6,516,251
Receivable for investments sold	21,646,624
Receivable for forward foreign currency exchange contracts (Note 3)	206,595
Receivable for fund shares sold	19,124,069
Dividends receivable	124,648
Receivable due from adviser	736
Other receivables and prepaid assets	78,918

Total assets	1,123,986,033

Liabilities

Deferred India capital gains tax	337,507
Payable for investments purchased	42,661,407
Payable for forward foreign currency exchange contracts (Note 3)	3,787,963
Payable for fund shares repurchased	1,222,411
Payable to affiliates
Accounting and legal services fees	6,198
Transfer agent fees	211,913
Distribution and service fees	294,285
Trustees’ fees	2,013
Other liabilities and accrued expenses	212,883

Total liabilities	48,736,580

Net assets

Capital paid-in	$910,662,081
Accumulated net investment loss	(3,481,831)
Accumulated net realized gain on investments and foreign
currency transactions	12,559,051
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	155,510,152

Net assets	$1,075,249,453

See notes to financial statements	Annual report | Global Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($692,901,852 ÷ 36,261,116 shares)	$19.11
Class B ($24,119,926 ÷ 1,285,234 shares)[1]	$18.77
Class C ($150,476,324 ÷ 8,017,384 shares)[1]	$18.77
Class I ($195,876,585 ÷ 10,181,824 shares)	$19.24
Class NAV ($11,874,766 ÷ 614,731 shares)	$19.32

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$20.12

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Global Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$6,307,441
Interest	34,527
Less foreign taxes withheld	(454,328)

Total investment income	5,887,640

Expenses

Investment management fees (Note 5)	4,023,898
Distribution and service fees (Note 5)	1,738,276
Accounting and legal services fees (Note 5)	61,709
Transfer agent fees (Note 5)	760,877
Trustees’ fees (Note 5)	25,724
State registration fees (Note 5)	99,613
Printing and postage (Note 5)	78,364
Professional fees	66,196
Custodian fees	371,736
Registration and filing fees	92,700
Other	20,022

Total expenses	7,339,115

Net investment loss	(1,451,475)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	65,067,043
Investments in affiliated issuers	36,608
Foreign currency transactions	(8,306,026)
56,797,625
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	111,572,453[1]
Investments in affiliated issuers	23,779,614
Translation of assets and liabilities in foreign currencies	(3,828,613)
131,523,454
Net realized and unrealized gain	188,321,079

Increase in net assets from operations	$186,869,604

1 Includes India cap gains tax of $337,507

See notes to financial statements	Annual report | Global Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-10	10-31-09

Increase (decrease) in net assets

From operations
Net investment loss	($1,451,475)	($392,285)
Net realized gain	56,797,625	21,356
Change in net unrealized appreciation (depreciation)	131,523,454	55,016,137

Increase in net assets resulting from operations	186,869,604	54,645,208

Distributions to shareholders
From net investment income
Class A	(3,101,926)	(3,040,892)
Class B	(96,406)	(156,404)
Class C	(334,035)	(455,132)
Class I	(436,016)	(524,355)
Class NAV	(104,171)	(46,869)
From net realized gain
Class A	—	(180,144)
Class B	—	(11,394)
Class C	—	(33,155)
Class I	—	(28,272)
Class NAV	—	(2,503)

Total distributions	(4,072,554)	(4,479,120)

From Fund share transactions (Note 6)	675,263,060	96,081,116

Total increase	858,060,110	146,247,204

Net assets

Beginning of year	217,189,343	70,942,139

End of year	$1,075,249,453	$217,189,343

Accumulated net investment (loss) income	($3,481,831)	$629,386

18	Global Opportunities Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]

Per share operating performance

Net asset value,
beginning of period	$13.89	$8.47	$17.00	$13.17	$11.57	$10.00
Net investment income (loss)[4]	(0.04)	(0.04)	—[5]	(0.02)	(0.02)	—[5]
Net realized and unrealized gain (loss)
on investments	5.52	6.03	(8.53)	4.36	2.73	1.88
Total from investment operations	5.48	5.99	(8.53)	4.34	2.71	1.88
Less distributions
From net investment income	(0.26)	(0.54)	—	—	—[5]	—
From net realized gain	—	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.26)	(0.57)	—	(0.51)	(1.11)	(0.31)
Net asset value, end of period	$19.11	$13.89	$8.47	$17.00	$13.17	$11.57
Total return (%)[8]	40.03	76.81[7]	(50.18)[6,7]	33.05[7]	23.38[7]	18.85[6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	$693	$159	$50	$28	$4	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.49	1.67[10]	1.66[9]	2.11	2.23	2.83[9]
Expenses net of fee waivers
and credits	1.49	1.59[10]	1.49[9]	1.46	1.35	1.35[9]
Net investment income (loss)	(0.25)	(0.33)	0.01[9]	(0.12)	(0.18)	0.03[9]
Portfolio turnover (%)	209	198[11]	167	114	61	77

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Period from 2-28-05 (inception date) to 12-31-05.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Less than $0.005 per share.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Does not reflect the effect of sales charges, if any.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
11 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Annual report | Global Opportunities Fund	19

CLASS B SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]

Per share operating performance

Net asset value, beginning
of period	$13.66	$8.29	$16.75	$13.04	$11.52	$10.00
Net investment loss[4]	(0.16)	(0.10)	(0.09)	(0.14)	(0.08)	(0.04)
Net realized and unrealized gain
(loss) on investments	5.43	5.94	(8.37)	4.36	2.71	1.87
Total from investment operations	5.27	5.84	(8.46)	4.22	2.63	1.83
Less distributions
From net investment income	(0.16)	(0.44)	—	—	—	—
From net realized gain	—	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.16)	(0.47)	—	(0.51)	(1.11)	(0.31)
Net asset value, end of period	$18.77	$13.66	$8.29	$16.75	$13.04	$11.52
Total return (%)[6]	38.91	75.50[5]	(50.51)[5,7]	32.46[5]	22.76[5]	18.35[5,7]

Ratios and supplemental data

Net assets, end of period (in millions)	$24	$8	$3	$2	—[8]	—[8]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.30	2.51[10]	2.29[9]	2.78	2.68	3.38[9]
Expenses net of fee waivers
and credits	2.30	2.28[10]	2.20[9]	2.12	1.80	1.85[9]
Net investment loss	(1.00)	(0.99)	(0.72)[9]	(0.88)	(0.63)	(0.47)[9]
Portfolio turnover (%)	209	198[11]	167	114	61	77

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Period from 2-28-05 (inception date) to 12-31-05.
4 Based on the average daily shares outstanding.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
11 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

20	Global Opportunities Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]

Per share operating performance

Net asset value, beginning
of period	$13.66	$8.29	$16.75	$13.04	$11.52	$10.00
Net investment loss[4]	(0.15)	(0.10)	(0.09)	(0.16)	(0.08)	(0.04)
Net realized and unrealized gain
(loss) on investments	5.43	5.94	(8.37)	4.38	2.71	1.87
Total from
investment operations	5.28	5.84	(8.46)	4.22	2.63	1.83
Less distributions
From net investment income	(0.17)	(0.44)	—	—	—	—
From net realized gain	—	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.17)	(0.47)	—	(0.51)	(1.11)	(0.31)
Net asset value, end of period	$18.77	$13.66	$8.29	$16.75	$13.04	$11.52
Total return (%)[6]	39.04	75.50[7]	(50.51)[5,7]	32.46[7]	22.76[7]	18.35[5,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$150	$23	$9	$4	—[8]	—[8]
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.21	2.44[10]	2.33[9]	2.79	2.68	3.38[9]
Expenses net of fee waivers
and credits	2.21	2.29[10]	2.21[9]	2.13	1.80	1.85[9]
Net investment loss	(0.94)	(1.00)	(0.76)[9]	(1.01)	(0.63)	(0.47)[9]
Portfolio turnover (%)	209	198[11]	167	114	61	77

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Audited by previous independent registered public accounting firm.
3 Period from 2-28-05 (inception date) to 12-31-05.
4 Based on the average daily shares outstanding.
5 Not annualized.
6 Does not reflect the effect of sales charges, if any.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Less than $500,000.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
11 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Annual report | Global Opportunities Fund	21

CLASS I SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]

Per share operating performance

Net asset value, beginning
of period	$13.96	$8.55	$17.11	$13.21	$11.60	$10.00
Net investment income[4]	0.01	0.01	0.08	0.02	0.02	0.03
Net realized and unrealized gain
(loss) on investments	5.56	6.03	(8.64)	4.39	2.74	1.88
Total from investment operations	5.57	6.04	(8.56)	4.41	2.76	1.91
Less distributions
From net investment income	(0.29)	(0.60)	—	—	(0.04)	—
From net realized gain	—	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.29)	(0.63)	—	(0.51)	(1.15)	(0.31)
Net asset value, end of period	$19.24	$13.96	$8.55	$17.11	$13.21	11.60
Total return (%)	40.60	77.19[6]	(50.03)[5,6]	33.48[6]	23.74[6]	19.15[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$196	$23	$8	$2	—[7]	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.11	1.36[9]	1.18[8]	1.74	1.93	2.58[8]
Expenses net of fee waivers
and credits	1.11	1.17[9]	1.06[8]	1.09	1.05	1.05[8]
Net investment income	0.09	0.10	0.62[8]	0.15	0.12	0.33[8]
Portfolio turnover (%)	209	198[10]	167	114	61	77

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Period from 2-28-05 (inception date) to 12-31-05.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
10 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

22	Global Opportunities Fund | Annual report	See notes to financial statements

CLASS NAV SHARES Period ended	10-31-10	10-31-09	10-31-08[1]	12-31-07[2]

Per share operating performance

Net asset value, beginning of period	$14.02	$8.56	$17.12	$17.63
Net investment income (loss)[3]	0.04	0.03	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	5.57	6.06	(8.62)	0.01
Total from investment operations	5.61	6.09	(8.56)	—
Less distributions
From net investment income	(0.31)	(0.60)	—	—
From net realized gain	—	(0.03)	—	(0.51)
Total distributions	(0.31)	(0.63)	—	(0.51)
Net asset value, end of period	$19.32	$14.02	$8.56	$17.12
Total return (%)	40.76	77.85[5]	(50.00)[4,5]	0.07[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$12	$5	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	1.05[8]	1.02[7]	1.70[7]
Expenses net of fee waivers and credits	0.97	1.05[8]	0.97[7]	1.05[7]
Net investment income (loss)	0.27	0.25	0.51[7]	(0.17)[7]
Portfolio turnover (%)	209	198[9]	167	114

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Period from 10-29-07 (inception date) to 12-31-07.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
9 The portfolio turnover rate for the year ended 10-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Annual report | Global Opportunities Fund	23

Notes to financial statements

Note 1 — Organization

John Hancock Global Opportunities Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, printing and postage fees, transfer agent fees and registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24	Global Opportunities Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 10-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Brazil	$133,856,758	$133,856,758	—	—
Canada	88,357,502	88,357,502	—	—
China	17,061,979	—	$17,061,979	—
France	88,004,662	—	88,004,662	—
Germany	38,230,476	—	38,230,476	—
Hong Kong	42,959,283	—	42,959,283	—
India	77,736,348	—	77,736,348	—
Indonesia	12,544,822	—	12,544,822	—
Japan	27,590,236	—	27,590,236	—
Spain	32,153,793	—	32,153,793	—
Thailand	38,536,719	—	38,536,719	—
United Kingdom	7,211,994	7,211,994	—	—
United States	372,262,591	372,259,572	—	$3,019
Rights	4,905	4,905	—	—
Warrants	82,673	82,673	—	—
Short-Term Investments	99,300,916	—	99,300,916	—

Total Investments in
Securities	$1,075,895,657	$601,773,404	$474,119,234	$3,019
Other Financial Instruments
Forward Foreign
Currency Contracts	(3,581,368)	—	(3,581,368)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

INVESTMENT IN SECURITIES	UNITED STATES

Balance as of October 31, 2009	$3,019
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(47,681)
Net purchases (sales)	(88,051)
Net transfers in and/out of Level 3	135,732
Balance as of October 31, 2010	$3,019
Change in unrealized at period end*	($47,681)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

During the year ended October 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted

Annual report | Global Opportunities Fund	25

by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related

26	Global Opportunities Fund | Annual report

costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended October 31, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended October 31, 2010 and October 31, 2009 was as follows:

	OCTOBER 31, 2010	OCTOBER 31, 2009

Ordinary Income	$4,072,554	$4,452,756
Long-Term Capital Gain	—	$26,364

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of October 31, 2010, the components of distributable earnings on a tax basis included $33,954,656 of undistributed ordinary income and $12,525,568 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Annual report | Global Opportunities Fund	27

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, and wash sales loss deferrals.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including purchased options and forward foreign currency contracts, in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the Fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the year ended October 31, 2010, the Fund used purchased options to enchance potential gains. During the year ended October 31, 2010, the Fund held purchased options with market values ranging from $0 to $1.5 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the

28	Global Opportunities Fund | Annual report

difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the year ended October 31, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at October 31, 2010. The range of forward foreign currency contracts absolute notional amounts held by the Fund during the year ended October 31, 2010 was $40.8 million to $278.5 million.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS
Brazilian Real	11,645,435	$6,973,239	State Street Bank	11/3/2010	$15,584
			and Trust Company
Pound Sterling	5,400,000	8,578,980	Toronto Dominion	1/25/2011	67,675
			Bank
		$15,552,219			$83,259
SELLS
Canadian Dollar	75,230,184	$73,635,586	Toronto Dominion	1/25/2011	$22,137
			Bank
Euro Dollar	27,500,000	38,332,525	Bank of Montreal	1/25/2011	101,199
Euro Dollar	80,700,000	109,838,051	Toronto Dominion	1/25/2011	(2,353,512)
			Bank
Japanese Yen	2,188,186,000	25,977,930	Toronto Dominion	1/25/2011	(1,237,642)
			Bank
Pound Sterling	9,590,000	15,159,009	Toronto Dominion	1/25/2011	(196,809)
			Bank
		$262,943,101			($3,664,627)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2010 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign Exchange	Receivable/Payable for	Forward foreign	$206,595	($3,787,963)
Contracts	foreign forward currency	currency
	exchange contracts	contracts

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2010:

	STATEMENT OF OPERATIONS	INVESTMENTS	FOREIGN CURRENCY
RISK	LOCATION	PURCHASE OPTIONS	TRANSACTIONS*	TOTAL

Foreign Exchange	Net realized loss		($2,619,572)	($2,619,572)
Contracts
Equity Contracts	Net realized loss	($1,231,946)		($1,231,946)
Total		($1,231,946)	($2,619,572)	($3,851,518)

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

Annual report | Global Opportunities Fund	29

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2010:

TRANSLATION OF ASSETS
	STATEMENT OF OPERATIONS	AND LIABILITIES IN
RISK	LOCATION	FOREIGN CURRENCIES*	TOTAL

Foreign Exchange	Change in unrealized	($3,813,546)	($3,813,546)
Contracts	appreciation
(depreciation)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.825% of the next $500,000,000; and (c) 0.800% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended October 31, 2010 were equivalent to an annual effective rate of 0.85% of the Fund’s average daily net assets.

Prior to March 1, 2010, the Adviser had voluntarily agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.62%, 2.32%, 2.32%, 1.14% and 1.07% Class A, Class B, Class C, Class I and Class NAV shares, respectively. During the year ended October 31, 2010, there were no expenses waived or reimbursed by the Adviser.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended October 31, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

30	Global Opportunities Fund | Annual report

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,428,746 for the year ended October 31, 2010. Of this amount, $387,537 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,035,401 was paid as sales commissions to broker-dealers and $5,808 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2010, CDSCs received by the Distributor amounted to $26,629 and $25,711 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Class NAV shares do not pay transfer agent fees. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account for Class A, Class B, Class C and Class I shares.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Annual report | Global Opportunities Fund	31

Class level expenses. Class level expenses for the year ended October 31, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$957,319	$573,879	$37,183	$52,158
Class B	138,498	24,874	17,628	3,095
Class C	642,459	114,580	20,224	11,015
Class I	—	47,544	24,578	12,096
Total	$1,738,276	$760,877	$99,613	$78,364

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the year ended October 31, 2010 and for the year ended October 31, 2009 were as follows:

	Year ended 10-31-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	31,966,528	$524,226,717	8,494,462	$101,382,878
Distributions reinvested	199,884	2,880,356	390,444	2,873,666
Repurchased	(7,356,259)	(114,965,305)	(3,385,565)	(31,804,102)
Net increase	24,810,153	$412,141,768	5,499,341	$72,452,442

Class B shares
Sold	925,475	$14,765,294	321,342	$3,886,236
Distributions reinvested	6,182	88,098	19,466	141,715
Repurchased	(217,990)	(3,339,950)	(146,773)	(1,396,064)

Net increase	713,667	$11,513,442	194,035	$2,631,887

Class C shares

Sold	6,950,924	$112,704,015	961,185	$11,678,676
Distributions reinvested	19,496	277,624	52,790	384,311
Repurchased	(632,415)	(9,843,707)	(396,876)	(3,711,973)

Net increase	6,338,005	$103,137,932	617,099	$8,351,014

Class I shares

Sold	10,416,739	$172,598,432	1,612,505	$19,154,976
Distributions reinvested	19,661	284,102	56,279	415,341
Repurchased	(1,886,542)	(29,429,679)	(973,672)	(9,874,647)
Net increase	8,549,858	$143,452,855	695,112	$9,695,670

32	Global Opportunities Fund | Annual report

	Year ended 10-31-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	549,674	$9,064,441	421,906	$4,921,452
Distributions reinvested	7,184	104,171	6,681	49,372
Repurchased	(272,110)	(4,151,549)	(169,476)	(2,020,721)

Net increase	284,748	$5,017,063	259,111	$2,950,103

Net increase	40,696,431	$675,263,060	7,264,698	$96,081,116

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,522,656,402 and $941,843,597, respectively, for the year ended October 31, 2010.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended October 31, 2010, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Warren Resources Inc
Bought: 4,120,583
Sold: 43,741
	3,806,642	7,883,484	$36,608	—	$32,952,963
Fortune Minerals Ltd
Bought: 6,240,695
Sold: 982,304
	3,292,673	8,551,064	—	—	6,707,375
Invest Tur Brazil —
Desenvolvimento Imobiliario
Turistico SA
Bought: 870,878
Sold: None	54,569	1,962,258	—	—	25,158,633

Annual report | Global Opportunities Fund	33

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Global Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Opportunities Fund (the “Fund”) at October 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, subsequent to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

The financial highlights for the period ended December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2010

34	Global Opportunities Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2010.

The Fund designates the maximum amount allowable for the corporate dividends received deduction for the fiscal year ended October 31, 2010.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Global Opportunities Fund	35

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Global Opportunities Fund (the Fund), a series of John Hancock Investment Trust (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, MFC Global Investment Management (U.S.), LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee B is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such

36	Global Opportunities Fund | Annual report

other clients; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Annual report | Global Opportunities Fund	37

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index. The Board noted that the Fund continues to outperform its Category and Peer Group medians and its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Global Opportunities Fund	93.03%	8.03%	N/A	N/A
S&P Global BMI Index	37.76%	–3.88%	N/A	N/A
World Stock Category Median	33.39%	–3.94%	N/A	N/A
Morningstar 15(c) Peer Group Median	34.51%	–4.42%	N/A	N/A

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

38	Global Opportunities Fund | Annual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6-10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category and Peer Group medians. The Board noted the following information about the Fund’s Gross and Net Expense Ratios in relation with the Fund’s Peer Group and Category:

EXPENSE RATIO		RELATION TO PEER GROUP	RELATION TO CATEGORY

Gross Expense Ratio (Class A)	1.67%	Lower	Higher
Net Expense Ratio (Class A)	1.59%	Inline	Higher

The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale,

Annual report | Global Opportunities Fund	39

for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

40	Global Opportunities Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (1997–1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2005	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2005	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Annual report | Global Opportunities Fund	41

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2005	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2005	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

42	Global Opportunities Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009);
Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees
Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (since 2005); Director, John Hancock Investment
Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
retail funds (since 2005); Member, Investment Company Institute Sales Force Marketing
Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock Trust
(since 2006); Senior Vice President, Product Management and Development, John Hancock Funds,
LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer, MFC
Global Investment Management (U.S.), LLC (2005–2008).

Annual report | Global Opportunities Fund	43

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief
Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since
2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007); Managing Director and Treasurer, Scudder Funds, Deutsche Asset
Management (2003–2005).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock Closed-End Funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Trust (since 2010); Assistant Treasurer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009); Assistant
Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management Research
Company (2005–2007); Assistant Treasurer, Scudder Group of Funds (2003–2005); Director, Deutsche
Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.
2 Member of Audit Committee.
3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.
4 Mr. McHaffie and Mr. Schiavone were appointed by the Board of Trustees effective 8-31-10.

44	Global Opportunities Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.), LLC
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Global Opportunities Fund	45

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.	6900A 10/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/10

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2010, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $133,815 for the fiscal year ended October 31, 2010 (itemized as follows: John Hancock Balanced Fund - $29,388, John Hancock Large Cap Equity Fund - $28,365, John Hancock Global Opportunities Fund - $25,075, John Hancock Small Cap Intrinsic Value Fund - $24,051 and John Hancock Sovereign Investors Fund - $26,936) and $148,980 for the fiscal period ended October 31, 2009 (itemized as follows: John Hancock Balanced Fund - $32,326, John Hancock Large Cap Equity Fund - $31,977, John Hancock Global Opportunities Fund - $28,739, John Hancock Small Cap Intrinsic Value Fund - $27,731 and John Hancock Sovereign Investors Fund - $28,207). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
Audit-related service fees amounted to $1,735 for the fiscal year ended October 31, 2010 (itemized as follows: John Hancock Balanced Fund - $347, John Hancock Large Cap Equity Fund - $347, John Hancock Global Opportunities Fund - $347, John Hancock Small Cap Intrinsic Value Fund - $347 and John Hancock Sovereign Investors Fund - $347) and there were $6,920 for the fiscal period ended October 31, 2009 (itemized as follows: John Hancock Balanced Fund -$1,184, John Hancock Large Cap Equity Fund - $2,184, John Hancock Global Opportunities Fund - $1,184, John Hancock Small Cap Intrinsic Value Fund - $1,184 and John Hancock Sovereign Investors Fund - $1,184) billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $14,214 for the fiscal year ended October 31, 2010 (itemized as follows: John Hancock Balanced Fund - $3,609, John Hancock Large Cap Equity Fund - $2,803, John Hancock Global Opportunities Fund - $2,577, John Hancock Small Cap Intrinsic Value Fund - $2,431 and John Hancock Sovereign Investors Fund - $2,794) and $13,801 for the fiscal period ended October 31, 2009 (itemized as follows: John Hancock Balanced Fund - $3,504, John Hancock Large Cap Equity Fund - $2,722, John Hancock Global Opportunities Fund - $2,502, John Hancock Small Cap Intrinsic Value Fund -$2,360 and John Hancock Sovereign Investors Fund - $2,713). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
Other fees for the fiscal year ended October 31, 2010 amounted to $2,700 (itemized as follows: John Hancock Balanced Fund - $20, John Hancock Large Cap Equity Fund - $20, John Hancock Global Opportunities Fund - $1,320, John Hancock Small Cap Intrinsic Value Fund - $1,320 and John Hancock Sovereign Investors Fund - $20) and $6,275 for the fiscal period ended October 31, 2009 (itemized as follows: John Hancock Balanced Fund - $1,555, John Hancock Large Cap Equity Fund - $1,555, John Hancock Global Opportunities Fund - $1,555, John Hancock Small Cap Intrinsic Value Fund - $1,555 and John Hancock Sovereign Investors Fund - $55) billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal period ended October 31, 2010, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $3,080,703 for the fiscal year ended October 31, 2010 and $8,211,454 for the fiscal period ended October 31, 2009.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Steven R. Pruchansky

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: December 17, 2010

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: December 17, 2010